UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23063

Horizon Funds
(Exact name of registrant as specified in charter)

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277
(Address of principal executive offices) (Zip code)

Matthew Chambers

Horizon Funds

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277
(Name and address of agent for service)

(866) 371-2399

Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2022

Date of reporting period: December 1, 2021 through May 31, 2022

Item 1. Reports to Stockholders.

(a)

HORIZON FUNDS	Semi-Annual Report

Horizon Active Asset Allocation Fund			Horizon Active Risk Assist® Fund
Investor Class Advisor Class Institutional Class	Shares Shares Shares	AAANX HASAX HASIX	Investor Class Advisor Class Institutional Class	Shares Shares Shares	ARANX ARAAX ACRIX

Horizon Active Income Fund			Horizon Active Dividend Fund
Investor Class Advisor Class Institutional Class	Shares Shares Shares	AIMNX AIHAX AIRIX	Investor Class Advisor Class	Shares Shares	HNDDX HADUX

Horizon Defined Risk Fund			Horizon U.S. Defensive Equity Fund
Investor Class Advisor Class	Shares Shares	HNDRX HADRX	Investor Class Advisor Class	Shares Shares	USRAX USRTX

Horizon ESG Defensive Core Fund
Investor Class Advisor Class	Shares Shares	HESGX HESAX

May 31, 2022

Investor Information: 1-855-754-7932

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of HORIZON ACTIVE ASSET ALLOCATION FUND, HORIZON ACTIVE RISK ASSIST® FUND, HORIZON ACTIVE INCOME FUND, HORIZON ACTIVE DIVIDEND FUND, HORIZON DEFINED RISK FUND, HORIZON U.S. DEFENSIVE EQUITY FUND and HORIZON ESG DEFENSIVE CORE FUND. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Horizon Funds

Table of Contents
Portfolio Review	1
Portfolio Composition	8
Portfolio of Investments	10
Statements of Assets and Liabilities	60
Statements of Operations	62
Statements of Changes in Net Assets	64
Financial Highlights	71
Notes to Financial Statements	88
Disclosure of Fund Expenses	105
Statement Regarding Liquidity Risk Management Program	106
Additional Information	107

Horizon Active Asset Allocation Fund

Portfolio Review (Unaudited)

May 31, 2022

The chart above assumes an initial gross investment of $10,000 made on January 31, 2012. The Fund’s performance figures are for the period ended May 31, 2022. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

Average Annual Total Returns	One Year	Five Year	Since Commencement of Operations (1)
Horizon Active Asset Allocation Fund - Investor Class(3)	-4.63%	8.37%	8.60%
Horizon Active Asset Allocation Fund - Advisor Class(3)	-4.80%	8.24%	8.98%
Horizon Active Asset Allocation Fund - Institutional Class(3)	-4.53%	8.50%	9.80%
S&P 500 Total Return Index	-0.30%	13.38%	13.97%(2)
S&P Global BMI ex-US Index	-13.01%	4.49%	5.53%(2)

(1)	Inception date is January 31, 2012 for Investor Class Shares, September 4, 2015 for Advisor Class Shares and September 9, 2016 for Institutional Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Active Asset Allocation Fund - Investor Class. The returns for the S&P 500 Total Return Index and S&P Global BMI ex-US Index since the commencement date of the Horizon Active Asset Allocation Fund - Advisor Class are 14.17% and 6.49%, respectively. The returns for the S&P 500 Total Return Index and S&P Global BMI ex-US Index since the commencement date of the Horizon Active Asset Allocation Fund - Institutional Class are 14.37% and 5.99%, respectively.

(3)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

The S&P Global BMI ex-US Index is a comprehensive, rules-based index that represents the composition of global stock markets. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon Active Risk Assist® Fund PORTFOLIO REVIEW (Unaudited) May 31, 2022

The chart above assumes an initial gross investment of $10,000 made on August 28, 2014. The Fund’s performance figures are for the period ended May 31, 2022. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

Average Annual Total Returns	One Year	Five Year	Since Commencement of Operations (1)
Horizon Active Risk Assist® Fund - Investor Class(3)	-6.46%	4.27%	3.77%
Horizon Active Risk Assist® Fund - Advisor Class(3)	-6.62%	4.10%	5.04%
Horizon Active Risk Assist® Fund - Institutional Class(3)	-6.41%	4.37%	5.84%
Bloomberg Barclays Aggregate Bond Index	-8.22%	1.18%	1.62%(2)
S&P 500 Total Return Index	-0.30%	13.38%	11.90%(2)
S&P Global BMI ex-US Index	-13.01%	4.49%	3.46%(2)

(1)	Inception date is August 28, 2014 for Investor Class Shares, September 4, 2015 for Advisor Class Shares and September 9, 2016 for Institutional Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Active Risk Assist® Fund - Investor Class. The returns for the Bloomberg Barclays Aggregate Bond Index, S&P 500 Total Return Index, and S&P Global BMI ex-US Index since the commencement date of the Horizon Active Risk Assist® Fund - Advisor Class are 1.58%, 14.17%, and 6.49%, respectively. The returns for the Bloomberg Barclays Aggregate Bond Index, S&P 500 Total Return Index, and S&P Global BMI ex-US Index since the commencement date of the Horizon Active Risk Assist® Fund - Institutional Class are 0.99%, 14.37%, and 5.99%, respectively.

(3)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

The Bloomberg Barclays Aggregate Bond Index is a market-capitalization-weighted index that covers the USD denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

The S&P Global BMI ex-US Index is a comprehensive, rules-based index that represents the composition of global stock markets. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon Active Income Fund PORTFOLIO REVIEW (Unaudited) May 31, 2022

The chart above assumes an initial gross investment of $10,000 made on September 30, 2013. The Fund’s performance figures are for the period ended May 31, 2022. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

Average Annual Total Returns	One Year	Five Year	Since Commencement of Operations (1)
Horizon Active Income Fund - Investor Class(3)	-10.16%	-0.20%	0.27%
Horizon Active Income Fund - Advisor Class(3)	-10.24%	-0.35%	0.08%
Horizon Active Income Fund - Institutional Class(3)	-10.00%	-0.14%	-0.18%
Bloomberg Barclays Aggregate Bond Index	-8.22%	1.18%	1.98%(2)

(1)	Inception date is September 30, 2013 for Investor Class Shares, February 8, 2016 for Advisor Class Shares and September 9, 2016 for Institutional Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Active Income Fund - Investor Class. The returns for the Bloomberg Barclays Aggregate Bond Index since the commencement date of the Horizon Active Income Fund - Advisor Class and the Horizon Active Income Fund - Institutional Class are 1.40% and 0.99%, respectively.

(3)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

The Bloomberg Barclays Aggregate Bond Index is a market-capitalization-weighted index that covers the USD denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon Active Dividend Fund PORTFOLIO REVIEW (Unaudited) May 31, 2022

The chart above assumes an initial gross investment of $10,000 made on December 28, 2016. The Fund’s performance figures are for the period ended May 31, 2022. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

Average Annual Total Returns	One Year	Five Year	Since Commencement of Operations (1)
Horizon Active Dividend Fund - Investor Class(4)	1.39%	6.87%	7.76%
Horizon Active Dividend Fund - Advisor Class(4)	1.23%	N/A	6.46%
MSCI World High Dividend Yield Index(3)	2.54%	7.81%	9.20%(2)
S&P Global 100 Index	2.26%	12.64%	13.79%(2)

(1)	Inception date is December 28, 2016 for Investor Class Shares and June 20, 2017 for Advisor Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Active Dividend Fund - Investor Class. The returns for the MSCI World High Dividend Yield Index and S&P Global 100 Index - Advisor Class are 7.78% and 12.70%, respectively.

(3)

The MSCI World High Dividend Yield Index has replaced the S&P Global 100 Index as the Fund’s primary bencharmk index. The Advisor believes that the new index is more appropriate given the Fund’s holdings.

(4)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

The MSCI World High Dividend Yield Index is based on the MSCI World Index, its parent index, and includes large- and mid-cap stocks across 23 developed markets countries. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. Investors cannot directly invest in an index.

The S&P Global 100 Index measures the performance of multi-national, blue chip companies of major importance in the global equity markets. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon Defined Risk Fund PORTFOLIO REVIEW (Unaudited) May 31, 2022

The chart above assumes an initial gross investment of $10,000 made on December 28, 2017. The Fund’s performance figures are for the period ended May 31, 2022. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

Average Annual Total Returns	One Year	Since Commencement of Operations (1)
Horizon Defined Risk Fund - Investor Class(3)	-0.09%	4.53%
Horizon Defined Risk Fund - Advisor Class(3)	-0.27%	4.21%
Bloomberg Barclays US Treasury 1-3 Years Index	-3.06%	1.18%(2)
S&P 500 Total Return Index	-0.30%	12.19%(2)

(1)	Inception date is December 28, 2017 for Investor Class Shares and February 2, 2018 for Advisor Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Defined Risk Fund - Investor Class. The returns for the Bloomberg Barclays US Treasury 1-3 Years Index and the S&P 500 Total Return Index since the commencement date of the Horizon Defined Risk Fund - Advisor Class are 1.28%, and 11.74%, respectively.

(3)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

The Bloomberg Barclays U S Treasury 1-3 Years Index measures the performance of the US government bond market and includes public obligations of the U.S. Treasury with a maturity between 1 and up to (but not including) 3 years. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon U.S. Defensive Equity Fund PORTFOLIO REVIEW (Unaudited) May 31, 2022

The chart above assumes an initial gross investment of $10,000 made on June 26, 2019. The Fund’s performance figures are for the period ended May 31, 2022. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

Average Annual Total Returns	One Year	Since Commencement of Operations (1)
Horizon U.S. Defensive Equity Fund - Investor Class(3)	1.22%	9.28%
Horizon U.S. Defensive Equity Fund - Advisor Class(3)	1.03%	9.24%
S&P 500 Total Return Index	-0.30%	14.55%(2)

(1)	Inception date is June 26, 2019 for Investor Class Shares and January 31, 2020 for Advisor Class Shares
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon U.S. Defensive Equity Fund - Investor Class. The returns for the S&P 500 Total Return Index since the commencement date of the Horizon U.S. Defensive Equity Fund - Advisor Class are 13.01%.

(3)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon ESG Defensive Core Fund PORTFOLIO REVIEW (Unaudited) May 31, 2022

The chart above assumes an initial gross investment of $10,000 made on December 26, 2019. The Fund’s performance figures are for the period ended May 31, 2022. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

Average Annual Total Returns	One Year	Since Commencement of Operations (1)
Horizon ESG Defensive Core Fund - Investor Class(3)	-0.89%	13.30%
Horizon ESG Defensive Core Fund - Advisor Class(3)	-1.07%	13.17%
MSCI USA Index	-2.28%	12.17%(2)

(1)	Inception date is December 26, 2019 for Investor Class Shares and January 8, 2020 for Advisor Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon ESG Defensive Core Fund - Investor Class. The return for the MSCI USA Index since the commencement date of the Horizon ESG Defensive Core Fund - Advisor Class is 12.11%.

(3)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

The MSCI USA Index is designed to measure the performance of the large and mid cap segments of the US market. With 616 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the US Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon Funds

Portfolio Composition (Unaudited)

May 31, 2022

Horizon Active Asset Allocation Fund Portfolio Composition as of May 31, 2022:

% of Total Investments
Investment Companies	73.5%
Short-Term Investments	2.5%
Investments Purchased With Proceeds From Securities Lending	24.0%
100.0%

Horizon Active Risk Assist® Fund Portfolio Composition as of May 31, 2022:

% of Total Investments
Investment Companies	81.7%
Common Stocks	2.0%
Purchased Call Options	0.2%
Purchased Put Options	0.0%(a)
Short-Term Investments	3.3%
Investments Purchased With Proceeds From Securities Lending	12.8%
100.0%

Horizon Active Income Fund Portfolio Composition as of May 31, 2022:

% of Total Investments
Investment Companies	83.4%
Short-Term Investments	0.7%
Investments Purchased With Proceeds From Securities Lending	15.9%
100.0%

Horizon Active Dividend Fund Portfolio Composition as of May 31, 2022:

% of Total Investments
Common Stocks	95.5%
Preferred Stocks	0.2%
Short-Term Investments	1.8%
Investments Purchased With Proceeds From Securities Lending	2.5%
100.0%

Horizon Funds PORTFOLIO COMPOSITION (Unaudited) (Continued) May 31, 2022

Horizon Defined Risk Fund Portfolio Composition as of May 31, 2022:

% of Total Investments
Common Stocks	91.7%
Purchased Put Options	4.6%
Short-Term Investments	3.7%
Investments Purchased With Proceeds From Securities Lending	0.0%(a)
100.0%

Horizon U.S. Defensive Equity Fund Portfolio Composition as of May 31, 2022:

% of Total Investments
Common Stocks	97.5%
Short-Term Investments	2.5%
100.0%

Horizon ESG Defensive Core Fund Portfolio Composition as of May 31, 2022:

% of Total Investments
Investment Companies	29.5%
Common Stocks	68.3%
Short-Term Investments	2.2%
100.0%

Data expressed excludes written options. Please refer to the Portfolio of Investments in this report for a detailed analysis of the Funds’ holdings.

(a)	Rounds to less than 0.1%

Horizon Active Asset Allocation Fund

Portfolio of Investments (Unaudited)

May 31, 2022

Shares		Value
	INVESTMENT COMPANIES - 96.7%
	Exchange Traded Funds - 96.7%
96,856	Consumer Staples Select Sector SPDR Fund	$7,212,866
289,155	Energy Select Sector SPDR Fund	25,214,316
215,421	Invesco QQQ Trust Series 1 (a)	66,409,986
636,108	Invesco S&P 500 Equal Weight ETF (a)	94,735,564
202,275	iShares Core S&P Mid-Cap ETF (a)	50,807,434
507,675	iShares Core S&P Small-Cap ETF	51,417,324
292,869	iShares Edge MSCI USA Quality Factor ETF	36,101,962
1,231,446	iShares International Select Dividend ETF (a)	38,692,033
283,748	iShares Latin America 40 ETF (a)	8,066,956
293,613	iShares MSCI Australia ETF (a)	7,246,369
194,024	iShares MSCI Canada ETF (a)	7,339,928
534,571	iShares MSCI Japan ETF (a)	30,791,290
790,640	iShares MSCI USA Minimum Volatility ETF	58,080,414
529,080	iShares Select Dividend ETF	68,843,889
107,858	Schwab U.S. Large-Cap Value ETF (a)	7,417,395
104,414	Overlay Shares Large Cap Equity ETF	3,569,915
630,907	SPDR Portfolio Emerging Markets ETF	23,040,724
1,830,322	SPDR Portfolio S&P 500 Value ETF	73,853,493
564,709	Xtrackers MSCI USA ESG Leaders Equity ETF	21,351,647
194,809	Xtrackers S&P 500 ESG ETF	7,266,376
842,720	WisdomTree U.S. Quality Dividend Growth Fund	51,793,571
	TOTAL INVESTMENT COMPANIES (Cost - $753,684,320)	739,253,452

	SHORT TERM INVESTMENTS - 3.3%
	Money Market Funds - 3.3%
24,759,239	First American Treasury Obligations Fund, Class X. 0.67% (b)	24,759,239
	TOTAL SHORT TERM INVESTMENTS (Cost - $24,759,239)	24,759,239

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 31.5%
200,699,189	First American Government Obligations Fund, Class X, 0.65% (b)	240,825,029
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $240,825,029)	240,825,029

	TOTAL INVESTMENTS - 131.5% (Cost - $1,019,268,588)	1,004,837,720
	Liabilities in Excess of Other Assets - (31.5)%	(240,516,405)
	NET ASSETS - 100.0%	$764,321,315

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is out on loan as of May 31, 2022.

(b)	Interest rate reflects the seven-day yield on May 31, 2022.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) May 31, 2022

Shares		Value
	INVESTMENT COMPANIES - 95.8%
	Exchange Traded Funds - 95.8%
235,075	Invesco QQQ Trust Series 1 (f)	$72,468,921
347,081	Invesco S&P 500 Equal Weight ETF (f)	51,690,773
597,015	iShares Core MSCI Total International Stock ETF	37,629,855
363,560	iShares Core S&P Small-Cap ETF	36,821,357
175,070	iShares Core S&P Mid-Cap ETF (f)	43,974,083
295,434	iShares Edge MSCI USA Quality Factor ETF	36,418,149
983,001	iShares MSCI USA Minimum Volatility ETF	72,211,253
393,843	iShares Select Dividend ETF (f)	51,246,851
5,469,119	SPDR Bloomberg 1-3 Month T-Bill ETF (f)(h)	500,150,933
2,774,352	SPDR Portfolio Developed World ex-US ETF (f)	90,138,697
1,028,383	SPDR Portfolio Emerging Markets ETF	37,556,547
507,181	SPDR Portfolio S&P 500 Growth ETF (e)	28,954,963
1,439,208	SPDR Portfolio S&P 500 Value ETF (e)(f)	58,072,043
819,091	WisdomTree U.S. Quality Dividend Growth Fund (f)	50,341,333
576,694	Xtrackers MSCI USA ESG Leaders Equity ETF	21,804,800
196,866	Xtrackers S&P 500 ESG ETF (e)	7,343,102
	TOTAL INVESTMENT COMPANIES (Cost - $1,221,081,029)	1,196,823,660

	COMMON STOCKS - 2.3%
	Accommodation and Food Services - 0.0% (b)
1,598	Caesars Entertainment, Inc. (a)	80,172
5,871	Penn National Gaming, Inc. (a)	187,637
		267,809
	Advertising - 0.0% (b)
3,266	Interpublic Group of Cos., Inc.	105,263
1,142	Omnicom Group, Inc.	85,205
		190,468
	Aerospace/Defense - 0.1%
248	General Dynamics Corp.	55,778
2,186	Howmet Aerospace, Inc.	78,193
166	L3Harris Technologies, Inc.	39,989
162	Lockheed Martin Corp.	71,298
102	Northrop Grumman Corp.	47,733
239	Teledyne Technologies, Inc. (a)	96,831
49	TransDigm Group, Inc. (a)	29,663
		419,485
	Agriculture - 0.0% (b)
1,059	Altria Group, Inc.	57,281
689	Archer Daniels Midland Co.	62,575
		119,856
	Airlines - 0.0% (b)
3,042	Alaska Air Group, Inc. (a)	146,807

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares		Value
4,742	American Airlines Group, Inc. (a)	$84,740
900	Delta Air Lines, Inc. (a)	37,521
750	Southwest Airlines Co. (a)	34,395
1,329	United Airlines Holdings, Inc. (a)	63,300
		366,763
	Apparel - 0.1%
3,430	PVH Corp.	243,084
4,607	Tapestry, Inc.	158,942
20,090	Under Armour, Inc., Class A (a)	212,552
1,198	VF Corp.	60,451
		675,029
	Auto Manufacturers - 0.0% (b)
163	Cummins, Inc.	34,087
2,881	Ford Motor Co.	39,412
474	General Motors Co. (a)	18,334
366	PACCAR, Inc.	31,783
		123,616
	Auto Parts & Equipment - 0.0% (b)
402	Aptiv PLC (a)	42,708
3,177	BorgWarner, Inc.	128,097
		170,805
	Banks - 0.1%
688	Bank of New York Mellon Corp.	32,068
1,357	Citizens Financial Group, Inc.	56,153
1,274	Comerica, Inc.	106,009
1,110	Fifth Third Bancorp	43,767
286	First Republic Bank	44,339
4,163	Huntington Bancshares, Inc.	57,782
3,026	KeyCorp	60,399
208	M&T Bank Corp.	37,434
454	Northern Trust Corp.	50,734
92	PNC Financial Services Group, Inc.	16,138
2,651	Regions Financial Corp.	58,561
598	State Street Corp.	43,349
78	SVB Financial Group (a)	38,108
338	Truist Financial Corp.	16,812
2,265	Zions Bancorp NA	129,196
		790,849
	Beverages - 0.0% (b)
526	Brown-Forman Corp.	34,779
2,510	Coca-Cola Co.	159,084
1,664	Molson Coors Brewing Co.	92,918
267	Monster Beverage Corp. (a)	23,795
		310,576

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares		Value
	Biotechnology - 0.0% (b)
185	Biogen, Inc. (a)	$37,000
141	Bio-Rad Laboratories, Inc.. Class A (a)	75,828
1,024	Corteva, Inc.	64,123
216	Gilead Sciences, Inc.	14,008
121	Illumina, Inc. (a)	28,977
814	Incyte Corp. (a)	61,775
83	Regeneron Pharmaceuticals, Inc. (a)	55,173
231	Vertex Pharmaceuticals, Inc. (a)	62,058
		398,942
	Building Materials - 0.0% (b)
752	Carrier Global Corp.	29,561
1,389	Fortune Brands Home & Security, Inc.	96,327
477	Johnson Controls International PLC	26,002
148	Martin Marietta Materials, Inc.	50,228
1,355	Masco Corp.	76,815
285	Vulcan Materials Co.	46,988
		325,921
	Chemicals - 0.1%
86	Air Products & Chemicals, Inc.	21,170
169	Albemarle Corp.	44,011
452	Celanese Corp.	70,747
757	CF Industries Holdings, Inc.	74,769
317	Dow, Inc.	21,550
495	DuPont de Nemours, Inc.	33,586
748	Eastman Chemical Co.	82,400
729	FMC Corp.	89,361
264	International Flavors & Fragrances, Inc.	34,893
274	LyondellBasell Industries NV, Class A	31,304
1,154	Mosaic Co.	72,298
272	PPG Industries, Inc.	34,405
53	Sherwin-Williams Co.	14,206
		624,700
	Commercial Services - 0.1%
295	Automatic Data Processing, Inc.	65,767
101	Cintas Corp.	40,231
135	Ecolab, Inc.	22,128
182	Equifax, Inc.	36,870
465	FleetCor Technologies, Inc. (a)	115,697
424	Gartner, Inc. (a)	111,258
445	Global Payments, Inc.	58,313
406	MarketAxess Holdings, Inc.	114,362
65	Moody’s Corp.	19,602

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares		Value
240	PayPal Holdings, Inc. (a)	$20,450
605	Quanta Services, Inc.	71,995
979	Robert Half International, Inc.	88,257
1,655	Rollins, Inc.	58,686
149	United Rentals, Inc. (a)	44,429
244	Verisk Analytics, Inc.	42,680
		910,725
	Computers - 0.1%
1,892	Apple, Inc.	281,605
894	Cognizant Technology Solutions Corp., Class A	66,782
8,967	DXC Technology Co. (a)	315,818
278	Fortinet, Inc. (a)	81,771
5,474	Hewlett Packard Enterprise Co.	85,394
1,975	HP, Inc.	76,709
111	International Business Machines Corp.	15,411
726	Leidos Holdings, Inc.	75,867
1,510	NetApp, Inc.	108,645
1,671	Western Digital Corp. (a)	101,413
		1,209,415
	Cosmetics/Personal Care - 0.0% (b)
206	Colgate-Palmolive Co.	16,235
1,165	Procter & Gamble Co.	172,280
		188,515
	Distribution/Wholesale - 0.0% (b)
318	Copart, Inc. (a)	36,420
563	Fastenal Co.	30,154
1,445	LKQ Corp.	74,259
114	WW Grainger, Inc.	55,526
		196,359
	Diversified Financial Services - 0.1%
285	American Express Co.	48,114
137	Ameriprise Financial, Inc.	37,849
169	Capital One Financial Corp.	21,608
207	CME Group, Inc.	41,158
319	Discover Financial Services	36,203
3,413	Franklin Resources, Inc.	92,424
192	Intercontinental Exchange, Inc.	19,659
7,081	Invesco, Ltd.	136,947
282	Nasdaq, Inc.	43,783
703	Raymond James Financial, Inc.	69,239
1,527	Synchrony Financial	56,560
293	T. Rowe Price Group, Inc.	37,237
		640,781

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares		Value
	Electric - 0.1%
3,559	AES Corp.	$78,440
1,202	Alliant Energy Corp.	76,712
473	Ameren Corp.	45,025
517	American Electric Power Co., Inc.	52,749
2,363	CenterPoint Energy, Inc.	75,734
772	CMS Energy Corp.	54,843
623	Consolidated Edison, Inc.	61,839
185	Dominion Energy, Inc.	15,581
304	DTE Energy Co.	40,344
573	Edison International	40,058
368	Entergy Corp.	44,278
1,004	Evergy, Inc.	70,220
374	Eversource Energy	34,528
480	Exelon Corp.	23,592
1,485	FirstEnergy Corp.	63,796
2,535	NRG Energy, Inc.	116,711
1,712	Pinnacle West Capital Corp.	132,937
1,717	PPL Corp.	51,819
435	Public Service Enterprise Group, Inc.	29,815
353	Sempra Energy	57,842
594	Southern Co.	44,942
325	WEC Energy Group, Inc.	34,148
354	Xcel Energy, Inc.	26,670
		1,272,623
	Electrical Components & Equipment - 0.0% (b)
263	AMETEK, Inc.	31,947
206	Emerson Electric Co.	18,264
		50,211
	Electronics - 0.1%
246	Agilent Technologies, Inc.	31,380
824	Allegion PLC	92,000
616	Amphenol Corp., Class A	43,650
711	Fortive Corp.	43,918
502	Garmin, Ltd.	53,021
528	Keysight Technologies, Inc. (a)	76,877
28	Mettler-Toledo International, Inc. (a)	36,011
385	PerkinElmer, Inc.	57,623
89	Roper Technologies, Inc.	39,377
352	TE Connectivity, Ltd.	45,545
167	Waters Corp. (a)	54,768
		574,170

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares		Value
	Engineering & Construction - 0.0% (b)
469	Jacobs Engineering Group, Inc.	$65,702

	Entertainment - 0.0% (b)
844	Live Nation Entertainment, Inc. (a)	80,222

	Environmental Control - 0.0% (b)
2,211	Pentair PLC	110,926
336	Republic Services, Inc.	44,970
255	Waste Management, Inc.	40,420
		196,316
	Finance and Insurance - 0.0% (b)
1,339	Brown & Brown, Inc.	79,497
357	Signature Bank/New York NY	77,208
290	US Bancorp	15,390
		172,095
	Food - 0.1%
1,383	Campbell Soup Co.	66,260
1,700	Conagra Brands, Inc.	55,913
335	General Mills, Inc.	23,400
264	Hershey Co.	55,891
1,091	Hormel Foods Corp.	53,099
474	J.M. Smucker Co.	59,425
572	Kellogg Co.	39,891
447	Kraft Heinz Co.	16,910
1,077	Kroger Co.	57,049
1,836	Lamb Weston Holdings, Inc.	124,077
405	McCormick & Co., Inc.	37,552
286	Sysco Corp.	24,075
589	Tyson Foods, Inc., Class A	52,780
		666,322
	Forest Products & Paper - 0.0% (b)
1,208	International Paper Co.	58,528

	Gas - 0.0% (b)
715	Atmos Energy Corp.	83,162
3,400	NiSource, Inc.	106,930
		190,092
	Hand/Machine Tools - 0.0% (b)
365	Snap-on, Inc.	80,986
397	Stanley Black & Decker, Inc.	47,120
		128,106
	Health Care and Social Assistance - 0.0% (b)
224	Molina Healthcare, Inc. (a)	65,009

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares		Value
	Healthcare Products - 0.1%
372	ABIOMED, Inc. (a)	$98,096
178	Align Technology, Inc. (a)	49,420
384	Baxter International, Inc.	29,203
461	Boston Scientific Corp. (a)	18,906
197	Cooper Cos., Inc.	69,096
3,219	Dentsply Sirona, Inc.	127,344
175	Edwards Lifesciences Corp. (a)	17,649
764	Hologic, Inc. (a)	57,506
98	IDEXX Laboratories, Inc. (a)	38,379
180	ResMed, Inc.	36,623
216	STERIS PLC	49,291
310	Teleflex, Inc.	89,199
154	West Pharmaceutical Services, Inc.	47,799
359	Zimmer Biomet Holdings, Inc.	43,155
		771,666
	Healthcare Services - 0.1%
142	Anthem, Inc.	72,365
1,009	DaVita, Inc. (a)	98,367
69	HCA Healthcare, Inc.	14,518
44	Humana, Inc.	19,986
126	IQVIA Holdings, Inc. (a)	27,121
183	Laboratory Corp. of America Holdings	45,150
482	Quest Diagnostics, Inc.	67,972
545	UnitedHealth Group, Inc.	270,745
873	Universal Health Services, Inc., Class B	108,784
		725,008
	Home Builders - 0.0% (b)
616	DR Horton, Inc.	46,292
602	Lennar Corp., Class A	48,311
20	NVR, Inc. (a)	89,012
2,410	PulteGroup, Inc.	109,077
		292,692
	Home Furnishings - 0.0% (b)
517	Whirlpool Corp.	95,252

	Household Products/Wares - 0.0% (b)
413	Avery Dennison Corp.	71,267
454	Church & Dwight Co., Inc.	40,887
346	Clorox Co.	50,295
160	Kimberly-Clark Corp.	21,283
		183,732

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares		Value
	Housewares - 0.0% (b)
4,817	Newell Brands, Inc.	$103,277

	Information - 0.1%
4,167	Ceridian HCM Holding, Inc. (a)	234,602
197	FactSet Research Systems, Inc.	75,211
10,079	Lumen Technologies, Inc. (f)	123,367
1,291	PTC, Inc. (a)	150,440
1,620	Warner Bros Discovery, Inc. (a)	29,889
		613,509
	Insurance - 0.1%
833	Aflac, Inc.	50,455
221	Allstate Corp.	30,209
733	American International Group, Inc.	43,012
60	Aon PLC	16,540
319	Arthur J Gallagher & Co.	51,659
629	Assurant, Inc.	111,138
928	Berkshire Hathaway, Inc., Class B (a)	293,229
201	Chubb Ltd.	42,469
508	Cincinnati Financial Corp.	64,953
327	Everest Re Group Ltd.	92,378
1,072	Globe Life, Inc.	104,595
624	Hartford Financial Services Group, Inc.	45,246
1,955	Lincoln National Corp.	113,253
1,249	Loews Corp.	81,797
217	Marsh & McLennan Cos., Inc.	34,709
288	MetLife, Inc.	19,408
1,034	Principal Financial Group, Inc.	75,410
419	Progressive Corp.	50,020
250	Prudential Financial, Inc.	26,563
268	Travelers Cos., Inc.	47,983
212	Willis Towers Watson PLC	44,747
1,131	WR Berkley Corp.	80,448
		1,520,221
	Internet - 0.1%
465	CDW Corp.	78,985
761	eBay, Inc.	37,038
462	Expedia Group, Inc. (a)	59,750
1,017	F5 Networks, Inc. (a)	165,812
85	Netflix, Inc. (a)	16,782
5,697	NortonLifeLock, Inc.	138,665
562	VeriSign, Inc. (a)	98,097
		595,129

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares		Value
	Iron/Steel - 0.0% (b)
453	Nucor Corp.	$60,004

	Leisure Time - 0.0% (b)
4,015	Carnival Corp. (a)	55,728
8,533	Norwegian Cruise Line Holdings Ltd. (a)(f)	136,614
959	Royal Caribbean Cruises Ltd. (a)	55,689
		248,031
	Lodging - 0.0% (b)
341	Hilton Worldwide Holdings, Inc.	48,033
1,276	Las Vegas Sands Corp. (a)	45,247
283	Marriott International, Inc.	48,557
1,796	MGM Resorts International	62,806
2,205	Wynn Resorts Ltd. (a)	145,751
		350,394
	Machinery - Diversified - 0.0% (b)
115	Deere & Co.	41,145
364	Dover Corp.	48,743
345	IDEX Corp.	66,085
1,190	Ingersoll Rand, Inc.	56,108
399	Otis Worldwide Corp.	29,686
179	Rockwell Automation, Inc.	38,163
754	Wabtec Corp.	71,223
709	Xylem, Inc.	59,733
		410,886
	Manufacturing - 0.1%
202	Bio-Techne Corp.	74,686
623	Catalent, Inc. (a)	64,206
644	Enphase Energy, Inc. (a)	119,906
273	Generac Holdings, Inc. (a)	67,453
144	Moderna, Inc. (a)	20,928
211	Monolithic Power Systems, Inc.	95,032
357	Nordson Corp.	77,783
216	NXP Semiconductors NV	40,988
3,429	Organon & Co.	130,165
711	Raytheon Technologies Corp.	67,630
1,236	Seagate Technology Holdings Plc	104,652
560	SolarEdge Technologies, Inc. (a)	152,763
1,024	Teradyne, Inc.	111,882
304	Tesla, Inc. (a)	230,511
1,793	Trimble, Inc. (a)	122,014
		1,480,599

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares		Value
	Media - 0.1%
33	Charter Communications, Inc., Class A (a)	$16,729
4,881	DISH Network Corp., Class A (a)	111,433
2,257	Fox Corp.	80,146
6,893	News Corp., Class A	119,938
2,431	ViacomCBS, Inc., Class B	83,456
		411,702
	Mining - 0.0% (b)
1,396	Freeport-McMoRan, Inc.	54,556
801	Newmont Goldcorp Corp.	54,348
		108,904
	Mining, Quarrying, and Oil and Gas Extraction - 0.0% (b)
2,208	APA Corp.	103,798

	Miscellaneous Manufacturing - 0.0% (b)
1,643	AO Smith Corp.	98,777
108	Eaton Corp PLC	14,969
68	Illinois Tool Works, Inc.	14,149
98	Parker-Hannifin Corp.	26,672
962	Textron, Inc.	62,809
217	Trane Technologies PLC	29,959
		247,335
	Office/Business Equipment - 0.0% (b)
299	Zebra Technologies Corp., Class A (a)	101,119

	Oil & Gas - 0.1%
1,334	Cabot Oil & Gas Corp.	45,796
1,374	Chevron Corp.	239,983
937	Devon Energy Corp.	70,181
320	Diamondback Energy, Inc.	48,646
112	EOG Resources, Inc.	15,340
271	Hess Corp.	33,352
2,881	Marathon Oil Corp.	90,550
219	Marathon Petroleum Corp.	22,292
1,029	Occidental Petroleum Corp.	71,320
250	Phillips 66	25,203
64	Pioneer Natural Resources Co.	17,788
164	Valero Energy Corp.	21,254
		701,705
	Oil & Gas Services - 0.0% (b)
1,069	Baker Hughes & GE Co., Class A	38,463

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares		Value
1,703	Halliburton Co.	$68,971
451	Schlumberger, Ltd.	20,728
		128,162
	Packaging & Containers - 0.0% (b)
4,254	Amcor PLC	55,728
429	Packaging Corp of America	67,473
1,890	Sealed Air Corp.	117,520
1,453	Westrock Co.	70,456
		311,177
	Pharmaceuticals - 0.1%
1,206	AbbVie, Inc.	177,728
336	AmerisourceBergen Corp.	52,009
56	Becton Dickinson & Co.	14,325
1,351	Bristol-Myers Squibb Co.	101,933
1,256	Cardinal Health, Inc.	70,738
714	CVS Health Corp.	69,079
90	DexCom, Inc. (a)	26,815
606	Eli Lilly & Co.	189,945
1,113	Henry Schein, Inc. (a)	95,317
952	Johnson & Johnson	170,913
171	McKesson Corp.	56,206
2,921	Pfizer, Inc.	154,930
8,341	Viatris, Inc.	102,344
		1,282,282
	Pipelines - 0.0% (b)
1,280	Kinder Morgan, Inc.	25,203
565	ONEOK, Inc.	37,205
682	Williams Cos., Inc.	25,275
		87,683
	Professional, Scientific, and Technical Services - 0.0% (b)
368	Charles River Laboratories International, Inc. (a)	86,142
290	EPAM Systems, Inc. (a)	98,171
839	Match Group, Inc. (a)	66,096
		250,409
	Real Estate - 0.0% (b)
496	CBRE Group, Inc., Class A (a)	41,089

	Real Estate Investment Trusts - 0.1%
218	Alexandria Real Estate Equities, Inc.	36,177
170	AvalonBay Communities, Inc.	35,353
502	Boston Properties, Inc.	55,812
540	Camden Property Trust	77,484
76	Crown Castle International Corp.	14,413

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares		Value
202	Digital Realty Trust, Inc.	$28,197
1,062	Duke Realty Corp.	56,106
25	Equinix, Inc.	17,177
496	Equity Residential	38,108
175	Essex Property Trust, Inc.	49,674
347	Extra Space Storage, Inc.	61,835
1,046	Federal Realty Investment Trust	120,259
2,127	Healthpeak Properties, Inc.	63,151
4,280	Host Hotels & Resorts, Inc.	85,557
1,593	Iron Mountain, Inc.	85,863
3,610	Kimco Realty Corp.	85,377
276	Mid-America Apartment Communities, Inc.	49,956
494	Prologis, Inc.	62,975
190	Public Storage	62,822
413	Realty Income Corp.	28,175
1,343	Regency Centers Corp.	91,606
88	SBA Communications Corp.	29,622
219	Simon Property Group, Inc.	25,108
1,384	UDR, Inc.	66,155
862	Ventas, Inc.	48,910
4,376	Vornado Realty Trust	152,985
589	Welltower, Inc.	52,474
897	Weyerhaeuser Co.	35,449
		1,616,780
	Retail - 0.1%
460	Advance Auto Parts, Inc.	87,336
29	AutoZone, Inc. (a)	59,730
572	Best Buy Co., Inc.	46,938
749	CarMax, Inc. (a)	74,353
20	Chipotle Mexican Grill, Inc. (a)	28,051
301	Costco Wholesale Corp.	140,332
511	Darden Restaurants, Inc.	63,875
192	Dollar General Corp.	42,305
362	Dollar Tree, Inc. (a)	58,039
254	Domino’s Pizza, Inc.	92,245
504	Genuine Parts Co.	68,912
194	McDonald’s Corp.	48,929
76	O’Reilly Automotive, Inc. (a)	48,425
341	Ross Stores, Inc.	28,992
116	Target Corp.	18,778
259	TJX Cos., Inc.	16,465
293	Tractor Supply Co.	54,896
175	Ulta Beauty, Inc. (a)	74,043
629	Walgreens Boots Alliance, Inc.	27,569
280	Yum! Brands, Inc.	34,012
		1,114,225

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares		Value
	Retail Trade - 0.0% (b)
1,685	Bath & Body Works, Inc.	$69,119
1,110	Etsy, Inc. (a)	90,043
		159,162
	Semiconductors - 0.1%
140	Analog Devices, Inc.	23,576
169	Applied Materials, Inc.	19,822
206	Broadcom, Inc.	119,507
3,448	IPG Photonics Corp. (a)	363,729
113	KLA Corp.	41,228
59	Lam Research Corp.	30,682
698	Microchip Technology, Inc.	50,710
329	Micron Technology, Inc.	24,293
766	NVIDIA Corp.	143,027
1,465	Qorvo, Inc. (a)	163,714
390	QUALCOMM, Inc.	55,856
1,022	Skyworks Solutions, Inc.	111,265
		1,147,409
	Shipbuilding - 0.0% (b)
501	Huntington Ingalls Industries, Inc.	105,440

	Software - 0.1%
1,344	Akamai Technologies, Inc. (a)	135,798
314	ANSYS, Inc. (a)	81,753
229	Autodesk, Inc. (a)	47,575
787	Broadridge Financial Solutions, Inc.	115,075
466	Cadence Design Systems, Inc. (a)	71,638
336	Electronic Arts, Inc.	46,586
313	Fidelity National Information Services, Inc.	32,709
309	Fiserv, Inc. (a)	30,956
42	Intuit, Inc.	17,407
837	Jack Henry & Associates, Inc.	157,456
80	MSCI, Inc.	35,388
613	Paychex, Inc.	75,908
359	Paycom Software, Inc. (a)	102,078
45	ServiceNow, Inc. (a)	21,036
241	Synopsys, Inc. (a)	76,927
876	Take-Two Interactive Software, Inc. (a)	109,088
336	Tyler Technologies, Inc. (a)	119,556
		1,276,934
	Telecommunications - 0.0% (b)
800	Arista Networks, Inc. (a)	81,824
1,606	Corning, Inc.	57,527

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares			Value
6,161	Juniper Networks, Inc.		$189,019
348	Motorola Solutions, Inc.		76,470
303	T-Mobile US, Inc. (a)		40,387
			445,227
	Textiles - 0.0% (b)
763	Mohawk Industries, Inc. (a)		107,934

	Toys/Games/Hobbies - 0.0% (b)
907	Hasbro, Inc.		81,403

	Transportation - 0.0% (b)
695	CH Robinson Worldwide, Inc.		75,414
457	Expeditors International of Washington, Inc.		49,740
81	FedEx Corp.		18,191
285	JB Hunt Transport Services, Inc.		49,185
60	Norfolk Southern Corp.		14,380
104	Old Dominion Freight Line, Inc.		26,857
			233,767
	Utilities - 0.0% (b)
917	Constellation Energy Corp.		56,927

	Water - 0.0% (b)
265	American Water Works Co., Inc.		40,081

	Wholesale Trade - 0.0% (b)
167	Pool Corp.		66,570

	TOTAL COMMON STOCKS (Cost - $29,218,919)		29,127,634

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.3% (a)(c)
	PURCHASED CALL OPTIONS - 0.3%
	iShares China Large-Cap ETF
15,000	Expiration: January 2023, Exercise Price: $35	$47,790,000	2,745,000
	TOTAL PURCHASED CALL OPTIONS (Cost - $1,407,375)		2,745,000

	PURCHASED PUT OPTIONS - 0.0% (b)
	CBOE Volatility Index (g)
5,000	Expiration: July 2022, Exercise Price: $23	13,095,000	475,000
	TOTAL PURCHASED PUT OPTIONS (Cost - $1,276,625)		475,000
	TOTAL PURCHASED OPTIONS (Cost - $2,684,000)		3,220,000

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares			Value
	SHORT TERM INVESTMENTS - 3.8%
	Money Market Funds - 3.8%
47,669,459	First American Treasury Obligations Fund, Class X, 0.67% (d)		$47,669,459
	TOTAL SHORT TERM INVESTMENTS (Cost - $47,669,459)		47,669,459

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 15.1%
156,731,067	First American Government Obligations Fund, Class X, 0.65% (d)		188,066,349
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $188,066,349)		188,066,349

	TOTAL INVESTMENTS - 117.3% (Cost - $1,488,719,756)		1,464,907,102
	Liabilities in Excess of Other Assets - (17.3)%		(215,743,254)
	NET ASSETS - 100.0%		$1,249,163,848
Contracts		Notional Value	Value
	SCHEDULE OF WRITTEN OPTIONS - (0.1)% (a)(c)
	WRITTEN CALL OPTIONS - (0.1)%
15,000	iShares China Large-Cap ETF
	Expiration: September 2022, Exercise Price $35	$47,790,000	1,545,000
	TOTAL WRITTEN CALL OPTIONS (Premiums Received $655,125)		1,545,000

	WRITTEN PUT OPTIONS - (0.0)% (b)
10,000	CBOE Volatility Index
	Expiration: July 2022, Exercise Price $20	26,190,000	200,000
	TOTAL WRITTEN PUT OPTIONS (Premiums Received $1,046,750)		200,000
	TOTAL OPTIONS WRITTEN (Premiums Received $1,701,875)		$1,745,000

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.

(b)	Rounds to less than 0.1%

(c)	Each option is exercisable into 100 shares of the underlying security.

(d)	Interest rate reflects seven-day yield on May 31, 2022.

(e)

All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $43,677,200, which is 3.1% of total net assets.

(f)	All or a portion of this security is out on loan as of May 31, 2022.

(g)	Held in connection with a written option, see Schedule of Written Options for more details.

(h)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

See accompanying notes to financial statements.

Horizon Active Income Fund PORTFOLIO OF INVESTMENTS (Unaudited) May 31, 2022

Shares		Value
	INVESTMENT COMPANIES - 99.1%
	Exchange Traded Funds - 99.1%
1,325,049	First Trust TCW Opportunistic Fixed Income ETF	$62,953,078
753,640	iShares 1-3 Year Treasury Bond ETF (c)	62,815,894
367,444	iShares 7-10 Year Treasury Bond ETF (c)	37,964,314
407,125	iShares Core U.S. Aggregate Bond ETF	42,125,224
148,822	iShares iBoxx Investment Grade Corporate Bond ETF (c)	17,031,190
212,862	iShares MBS ETF (c)	21,109,525
436,138	Janus Henderson Mortgage-Backed Securities ETF (c)	21,244,238
92,269	Overlay Shares Core Bond ETF	2,070,784
752,823	SPDR Bloomberg 1-3 Month T-Bill ETF (a)	68,845,663
625,899	SPDR Portfolio Long Term Treasury ETF (c)	21,030,206
2,091,322	SPDR Portfolio Short Term Corporate Bond ETF	62,844,226
	TOTAL INVESTMENT COMPANIES (Cost - $437,550,314)	420,034,342

	SHORT TERM INVESTMENTS - 0.9%
	Money Market Funds - 0.9%
3,604,780	First American Treasury Obligations Fund, Class X, 0.67% (b)	3,604,780
	TOTAL SHORT TERM INVESTMENTS (Cost - $3,604,780)	3,604,780

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 18.8%
66,491,628	First American Government Obligations Fund, Class X, 0.65% (b)	79,785,316
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $79,785,316)	79,785,316

	TOTAL INVESTMENTS - 118.8% (Cost - $520,940,410)	503,424,438
	Liabilities in Excess of Other Assets - (18.8)%	(79,748,329)
	NET ASSETS - 100.0%	$423,676,109

Percentages are stated as a percent of net assets.

(a)	Non-income produceing security.

(b)	Interest rate reflects seven-day yield on May 31, 2022.

(c)	All or a portion of this security is out on loan as of May 31, 2022.

See accompanying notes to financial statements.

Horizon Active Dividend Fund PORTFOLIO OF INVESTMENTS (Unaudited) May 31, 2022

Shares		Value
	COMMON STOCKS - 97.7%
	Aerospace/Defense - 2.5%
6,089	Lockheed Martin Corp.	$2,679,830

	Beverages - 4.5%
42,260	Coca-Cola Co.	2,678,439
13,376	PepsiCo, Inc.	2,243,824
		4,922,263
	Biotechnology - 1.1%
4,667	Amgen, Inc.	1,198,206

	Chemicals - 1.4%
4,537	Linde PLC	1,473,073

	Computers - 1.7%
6,279	Accenture PLC, Class A	1,874,030

	Cosmetics/Personal Care - 4.3%
23,587	Procter & Gamble Co.	3,488,045
23,690	Unilever PLC ADR	1,144,938
		4,632,983
	Diversified Financial Services - 4.4%
6,795	American Express Co.	1,147,132
2,705	BlackRock, Inc.	1,809,861
13,979	Capital One Financial Corp.	1,787,355
		4,744,348
	Electronics - 1.1%
6,224	Honeywell International, Inc.	1,205,091

	Finance and Insurance - 7.5%
23,761	Ares Management Corp., Class A	1,691,070
15,427	Blackstone, Inc.	1,817,146
13,096	Reinsurance Group of America, Inc.	1,648,132
16,044	Toronto-Dominion Bank	1,223,676
90,653	UBS Group AG (a)	1,710,622
		8,090,646
	Healthcare Products - 2.9%
15,987	Abbott Laboratories	1,877,833
12,217	Medtronic PLC	1,223,533
		3,101,366
	Home Builders - 1.6%
21,783	Lennar Corp., Class A	1,748,086

See accompanying notes to financial statements.

Horizon Active Dividend Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares		Value
	Insurance - 1.5%
12,934	Cincinnati Financial Corp.	$1,653,741

	Machinery - Construction & Mining - 1.0%
4,810	Caterpillar, Inc.	1,038,239

	Manufacturing - 6.1%
5,330	Diageo PLC (a) ADR	996,550
28,088	Equinor ASA ADR	1,057,794
47,942	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,568,873
		6,623,217
	Media - 1.6%
40,272	Comcast Corp., Class A	1,783,244

	Mining - 1.6%
27,565	Southern Copper Corp.	1,702,966

	Mining, Quarrying, and Oil and Gas Extraction - 1.5%
77,324	Barrick Gold Corp.	1,584,369

	Miscellaneous Manufacturing - 1.5%
6,120	Parker-Hannifin Corp.	1,665,680

	Oil & Gas - 15.4%
18,682	Chevron Corp.	3,262,998
11,496	ConocoPhillips	1,291,690
22,962	Devon Energy Corp.	1,719,854
12,302	Diamondback Energy, Inc.	1,870,150
13,008	EOG Resources, Inc.	1,781,576
38,631	Exxon Mobil Corp.	3,708,576
5,970	Pioneer Natural Resources Co.	1,659,302
23,029	Total SA ADR	1,354,105
		16,648,251
	Pharmaceuticals - 14.2%
16,187	AbbVie, Inc.	2,385,478
8,902	Eli Lilly & Co.	2,790,243
22,630	GlaxoSmithKline PLC	993,457
24,485	Johnson & Johnson	4,395,792
22,844	Merck & Co., Inc.	2,102,333
51,351	Pfizer, Inc.	2,723,657
		15,390,960

See accompanying notes to financial statements.

Horizon Active Dividend Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares		Value
	Real Estate Investment Trusts - 1.5%
35,739	Gaming and Leisure Properties, Inc.	$1,673,300

	Retail - 6.2%
8,197	Advance Auto Parts, Inc.	1,556,283
13,754	Darden Restaurants, Inc.	1,719,250
26,843	Walmart, Inc.	3,452,815
		6,728,348
	Semiconductors - 6.7%
6,976	Broadcom, Inc.	4,046,987
38,040	Intel Corp.	1,689,737
8,397	Texas Instruments, Inc.	1,484,253
		7,220,977
	Telecommunications - 1.8%
44,518	Cisco Systems, Inc.	2,005,536

	Transportation - 2.6%
5,828	Union Pacific Corp.	1,280,878
8,326	United Parcel Service, Inc., Class B	1,517,413
		2,798,291
	Wholesale Trade - 1.5%
6,506	Watsco, Inc.	1,663,129

	TOTAL COMMON STOCKS (Cost - $100,885,993)	105,850,170

See accompanying notes to financial statements.

Horizon Active Dividend Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares		Value
	PREFERRED STOCKS - 0.2%
	Manufacturing - 0.2%
9,473	Pitney Bowes, Inc.	$205,753

	TOTAL PREFERRED STOCKS (Cost - $173,880)	205,753

	SHORT TERM INVESTMENTS - 1.9%
	Money Market Funds - 1.9%
2,024,306	First American Treasury Obligations Fund, Class X, 0.67% (b)	2,024,306
	TOTAL SHORT TERM INVESTMENTS (Cost - $2,024,306)	2,024,306

	INVESTMENTS PURCHASED WITH PROCEEDS
	FROM SECURITIES LENDING - 2.5%
2,292,773	First American Government Obligations Fund, Class X, 0.65% (b)	2,751,168
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS	2,751,168
	FROM SECURITIES LENDING (Cost - $2,751,168)

	TOTAL INVESTMENTS - 102.3% (Cost - $105,835,347)	110,831,397
	Liabilities in Excess of Other Assets - (2.3)%	(2,479,403)
	NET ASSETS - 100.0%	$108,351,994

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	All or a portion of this security is out on loan as of May 31, 2022.

(b)	Interest rate reflects seven-day yield on May 31, 2022.

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) May 31, 2022

Shares		Value
	COMMON STOCKS - 93.2%
	Accommodation and Food Services - 0.0% (b)
1,837	Caesars Entertainment, Inc. (a)	$92,162
1,323	Penn National Gaming, Inc. (a)	42,283
		134,445
	Advertising - 0.1%
2,996	Interpublic Group of Cos., Inc.	96,561
1,560	Omnicom Group, Inc.	116,392
		212,953
	Aerospace/Defense - 1.1%
4,562	Boeing Co. (a)	599,447
1,803	General Dynamics Corp.	405,513
3,058	Howmet Aerospace, Inc.	109,384
1,498	L3Harris Technologies, Inc.	360,868
1,871	Lockheed Martin Corp. (f)	823,446
1,137	Northrop Grumman Corp. (f)	532,082
355	Teledyne Technologies, Inc. (a)	143,828
424	TransDigm Group, Inc. (a)	256,677
		3,231,245
	Agriculture - 0.8%
13,977	Altria Group, Inc. (f)	756,016
4,398	Archer Daniels Midland Co.	399,426
11,517	Philip Morris International, Inc. (f)	1,223,681
		2,379,123
	Airlines - 0.2%
991	Alaska Air Group, Inc. (a)	47,826
5,277	American Airlines Group, Inc. (a)	94,300
5,098	Delta Air Lines, Inc. (a)	212,535
4,638	Southwest Airlines Co. (a)	212,699
2,651	United Airlines Holdings, Inc. (a)	126,267
		693,627
	Apparel - 0.5%
9,849	Nike, Inc.	1,170,554
551	PVH Corp.	39,049
385	Ralph Lauren Corp., Class A	38,920
2,094	Tapestry, Inc.	72,243
1,512	Under Armour, Inc., Class A (a)	15,997
1,637	Under Armour, Inc., Class C (a)	15,879
2,427	VF Corp.	122,466
		1,475,108
	Auto Manufacturers - 0.4%
1,075	Cummins, Inc.	224,804
31,162	Ford Motor Co. (f)	426,296

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares		Value
11,208	General Motors Co. (a)(f)	$433,526
2,585	PACCAR, Inc.	224,481
		1,309,107
	Auto Parts & Equipment - 0.1%
2,167	Aptiv PLC (a)	230,222
1,837	BorgWarner, Inc.	74,068
		304,290
	Banks - 4.2%
54,885	Bank of America Corp.	2,041,722
5,627	Bank of New York Mellon Corp.	262,274
15,357	Citigroup, Inc.	820,217
3,789	Citizens Financial Group, Inc.	156,789
1,028	Comerica, Inc.	85,540
5,225	Fifth Third Bancorp	206,022
1,335	First Republic Bank	206,965
2,561	Goldman Sachs Group, Inc. (f)	837,063
10,999	Huntington Bancshares, Inc.	152,666
22,465	JPMorgan Chase & Co.	2,970,547
7,086	KeyCorp	141,437
1,349	M&T Bank Corp.	242,780
11,036	Morgan Stanley	950,641
1,581	Northern Trust Corp.	176,677
3,215	PNC Financial Services Group, Inc. (f)	563,943
7,343	Regions Financial Corp.	162,207
2,760	State Street Corp.	200,072
464	SVB Financial Group (a)	226,696
10,059	Truist Financial Corp. (f)	500,335
29,514	Wells Fargo & Co.	1,350,856
1,157	Zions Bancorp NA	65,995
		12,321,444
	Beverages - 1.5%
1,379	Brown-Forman Corp.	91,179
29,289	Coca-Cola Co.	1,856,337
1,234	Constellation Brands, Inc., Class A	302,910
1,419	Molson Coors Brewing Co.	79,237
2,928	Monster Beverage Corp. (a)	260,943
10,377	PepsiCo, Inc.	1,740,742
		4,331,348
	Biotechnology - 1.3%
4,189	Amgen, Inc.	1,075,484
1,134	Biogen, Inc. (a)	226,800
168	Bio-Rad Laboratories, Inc. (a)	90,349
5,759	Corteva, Inc.	360,629
9,369	Gilead Sciences, Inc. (f)	607,580

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares		Value
1,324	Illumina, Inc. (a)(f)	$317,071
1,453	Incyte Corp. (a)	110,268
839	Regeneron Pharmaceuticals, Inc. (a)(f)	557,717
2,073	Vertex Pharmaceuticals, Inc. (a)	556,911
		3,902,809
	Building Materials - 0.4%
6,354	Carrier Global Corp.	249,776
1,029	Fortune Brands Home & Security, Inc.	71,361
5,380	Johnson Controls International PLC (f)	293,264
487	Martin Marietta Materials, Inc.	165,278
1,802	Masco Corp.	102,155
1,025	Vulcan Materials Co.	168,992
		1,050,826
	Chemicals - 1.5%
1,666	Air Products & Chemicals, Inc. (f)	410,103
952	Albemarle Corp.	247,920
838	Celanese Corp.	131,164
1,787	CF Industries Holdings, Inc.	176,502
5,623	Dow, Inc.	382,252
3,919	DuPont de Nemours, Inc.	265,904
982	Eastman Chemical Co.	108,177
1,011	FMC Corp.	123,928
1,947	International Flavors & Fragrances, Inc.	257,335
3,948	Linde PLC (f)	1,281,837
2,030	LyondellBasell Industries NV, Class A	231,927
3,173	Mosaic Co.	198,788
1,786	PPG Industries, Inc.	225,911
1,779	Sherwin-Williams Co. (f)	476,843
		4,518,591
	Commercial Services - 1.7%
3,272	Automatic Data Processing, Inc. (f)	729,460
680	Cintas Corp.	270,865
1,879	Ecolab, Inc. (f)	307,987
932	Equifax, Inc.	188,805
626	FleetCor Technologies, Inc. (a)	155,755
655	Gartner, Inc. (a)	171,872
2,180	Global Payments, Inc.	285,667
296	MarketAxess Holdings, Inc.	83,377
1,267	Moody’s Corp. (f)	382,089
2,754	Nielsen Holdings PLC	70,392
8,989	PayPal Holdings, Inc. (a)	765,953
1,140	Quanta Services, Inc.	135,660
853	Robert Half International, Inc.	76,898
1,706	Rollins, Inc.	60,495

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares		Value
2,777	S&P Global, Inc.	$970,506
552	United Rentals, Inc. (a)	164,595
1,270	Verisk Analytics, Inc.	222,148
		5,042,524
	Computers - 7.5%
4,878	Accenture PLC, Class A (f)	1,455,888
121,200	Apple, Inc. (f)	18,039,408
3,890	Cognizant Technology Solutions Corp., Class A	290,583
1,942	DXC Technology Co. (a)	68,397
1,111	Fortinet, Inc. (a)	326,790
9,763	Hewlett Packard Enterprise Co.	152,303
8,173	HP, Inc.	317,439
6,886	International Business Machines Corp. (f)	956,052
1,079	Leidos Holdings, Inc.	112,755
1,734	NetApp, Inc.	124,761
2,469	Western Digital Corp. (a)	149,844
		21,994,220
	Cosmetics/Personal Care - 1.2%
6,241	Colgate-Palmolive Co. (f)	491,853
1,790	Estee Lauder Cos., Inc., Class A (f)	455,824
18,093	Procter & Gamble Co.	2,675,593
		3,623,270
	Distribution/Wholesale - 0.2%
1,623	Copart, Inc. (a)	185,882
4,301	Fastenal Co.	230,362
2,043	LKQ Corp.	104,990
331	WW Grainger, Inc.	161,220
		682,454
	Diversified Financial Services - 3.6%
4,779	American Express Co. (f)	806,791
855	Ameriprise Financial, Inc.	236,211
1,106	BlackRock, Inc. (f)	740,003
3,190	Capital One Financial Corp. (f)	407,873
832	CBOE Global Markets, Inc.	93,442
11,841	Charles Schwab Corp. (f)	830,054
2,830	CME Group, Inc. (f)	562,689
2,226	Discover Financial Services	252,629
2,104	Franklin Resources, Inc.	56,976
4,337	Intercontinental Exchange, Inc. (f)	444,065
2,655	Invesco, Ltd.	51,348
6,859	MasterCard, Inc.	2,454,630
917	Nasdaq, Inc.	142,373

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares		Value
1,453	Raymond James Financial, Inc.	$143,106
4,004	Synchrony Financial	148,308
1,783	T. Rowe Price Group, Inc.	226,602
13,070	Visa, Inc.	2,773,062
		10,370,162
	Electric - 2.5%
5,187	AES Corp.	114,322
1,881	Alliant Energy Corp.	120,045
1,924	Ameren Corp.	183,146
3,793	American Electric Power Co., Inc.	387,000
4,731	CenterPoint Energy, Inc.	151,629
2,123	CMS Energy Corp.	150,818
2,631	Consolidated Edison, Inc.	261,153
6,087	Dominion Energy, Inc. (f)	512,647
1,454	DTE Energy Co.	192,960
5,779	Duke Energy Corp. (f)	650,253
2,834	Edison International	198,125
1,513	Entergy Corp.	182,044
1,734	Evergy, Inc.	121,276
2,570	Eversource Energy	237,262
7,430	Exelon Corp.	365,185
4,341	FirstEnergy Corp.	186,489
15,104	NextEra Energy, Inc. (f)	1,143,222
1,838	NRG Energy, Inc.	84,622
845	Pinnacle West Capital Corp.	65,614
5,815	PPL Corp.	175,497
3,784	Public Service Enterprise Group, Inc.	259,355
2,433	Sempra Energy	398,671
7,993	Southern Co. (f)	604,750
2,345	WEC Energy Group, Inc.	246,389
4,002	Xcel Energy, Inc.	301,511
		7,293,985
	Electrical Components & Equipment - 0.2%
1,740	AMETEK, Inc.	211,358
4,641	Emerson Electric Co. (f)	411,471
		622,829
	Electronics - 1.2%
2,425	Agilent Technologies, Inc.	309,333
665	Allegion PLC	74,247
4,536	Amphenol Corp., Class A	321,421
2,726	Fortive Corp.	168,385
1,170	Garmin, Ltd.	123,575
5,209	Honeywell International, Inc. (f)	1,008,567

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares		Value
1,444	Keysight Technologies, Inc. (a)	$210,246
190	Mettler-Toledo International, Inc. (a)	244,363
974	PerkinElmer, Inc.	145,779
799	Roper Technologies, Inc.	353,510
2,523	TE Connectivity, Ltd.	326,451
479	Waters Corp. (a)	157,088
		3,442,965
	Engineering & Construction - 0.0% (b)
1,022	Jacobs Engineering Group, Inc.	143,172

	Entertainment - 0.0% (b)
1,103	Live Nation Entertainment, Inc. (a)	104,840

	Environmental Control - 0.3%
1,222	Pentair PLC	61,308
1,620	Republic Services, Inc.	216,821
2,921	Waste Management, Inc. (f)	463,007
		741,136
	Finance and Insurance - 0.3%
1,804	Brown & Brown, Inc.	107,104
504	Signature Bank/New York NY	109,000
10,074	US Bancorp	534,627
		750,731
	Food - 1.0%
1,482	Campbell Soup Co.	71,003
3,554	Conagra Brands, Inc.	116,891
4,443	General Mills, Inc.	310,343
1,108	Hershey Co.	234,575
2,100	Hormel Foods Corp.	102,207
798	J.M. Smucker Co.	100,045
1,866	Kellogg Co.	130,135
5,244	Kraft Heinz Co.	198,380
4,948	Kroger Co.	262,096
1,093	Lamb Weston Holdings, Inc.	73,865
1,839	McCormick & Co., Inc.	170,512
10,401	Mondelez International, Inc., Class A (f)	661,088
3,924	Sysco Corp.	330,322
2,190	Tyson Foods, Inc., Class A	196,246
		2,957,708
	Forest Products & Paper - 0.1%
2,946	International Paper Co.	142,734

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares		Value
	Gas - 0.1%
1,037	Atmos Energy Corp.	$120,614
2,927	NiSource, Inc.	92,054
		212,668
	Hand/Machine Tools - 0.1%
408	Snap-on, Inc.	90,527
1,163	Stanley Black & Decker, Inc.	138,036
		228,563
	Health Care and Social Assistance - 0.1%
459	Molina Healthcare, Inc. (a)	133,211

	Healthcare Products - 3.5%
13,883	Abbott Laboratories	1,630,697
374	ABIOMED, Inc. (a)	98,624
579	Align Technology, Inc. (a)	160,754
3,702	Baxter International, Inc.	281,537
11,388	Boston Scientific Corp. (a)(f)	467,022
402	Cooper Cos., Inc.	140,998
4,982	Danaher Corp. (f)	1,314,351
1,681	Dentsply Sirona, Inc.	66,500
4,977	Edwards Lifesciences Corp. (a)(f)	501,930
1,967	Hologic, Inc. (a)	148,056
678	IDEXX Laboratories, Inc. (a)(f)	265,518
2,928	Intuitive Surgical, Inc. (a)(f)	666,530
10,491	Medtronic PLC	1,050,674
1,159	ResMed, Inc.	235,810
795	STERIS PLC	181,419
2,632	Stryker Corp. (f)	617,204
364	Teleflex, Inc.	104,737
3,119	Thermo Fisher Scientific, Inc. (f)	1,770,251
572	West Pharmaceutical Services, Inc.	177,537
1,637	Zimmer Biomet Holdings, Inc.	196,784
		10,076,933
	Healthcare Services - 2.2%
1,877	Anthem, Inc. (f)	956,538
4,627	Centene Corp. (a)	376,823
451	DaVita, Inc. (a)	43,968
1,816	HCA Healthcare, Inc. (f)	382,087
979	Humana, Inc. (f)	444,691
1,501	IQVIA Holdings, Inc. (a)	323,090
729	Laboratory Corp. of America Holdings	179,859
910	Quest Diagnostics, Inc.	128,328
7,281	UnitedHealth Group, Inc.	3,617,055

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares		Value
564	Universal Health Services, Inc., Class B	$70,280
		6,522,719
	Home Builders - 0.2%
2,439	DR Horton, Inc.	183,291
1,986	Lennar Corp., Class A	159,376
20	NVR, Inc. (a)	89,012
1,902	PulteGroup, Inc.	86,085
		517,764
	Home Furnishings - 0.0% (b)
447	Whirlpool Corp.	82,355

	Household Products/Wares - 0.3%
621	Avery Dennison Corp.	107,160
1,789	Church & Dwight Co., Inc.	161,117
896	Clorox Co.	130,243
2,457	Kimberly-Clark Corp.	326,830
		725,350
	Housewares - 0.0% (b)
2,598	Newell Brands, Inc.	55,701

	Information - 0.2%
1,045	Ceridian HCM Holding, Inc. (a)	58,834
294	FactSet Research Systems, Inc.	112,243
6,810	Lumen Technologies, Inc. (d)	83,354
814	PTC, Inc. (a)	94,856
17,309	Warner Bros Discovery, Inc. (a)	319,351
		668,638
	Insurance - 3.5%
4,543	Aflac, Inc.	275,170
2,134	Allstate Corp.	291,697
6,491	American International Group, Inc.	380,892
1,676	Aon PLC (f)	462,023
1,600	Arthur J Gallagher & Co.	259,104
448	Assurant, Inc.	79,157
14,030	Berkshire Hathaway, Inc., Class B (a)	4,433,199
3,283	Chubb Ltd. (f)	693,665
1,138	Cincinnati Financial Corp.	145,505
306	Everest Re Group Ltd.	86,445
718	Globe Life, Inc.	70,055
2,544	Hartford Financial Services Group, Inc.	184,465
1,310	Lincoln National Corp.	75,888
1,490	Loews Corp.	97,580
3,892	Marsh & McLennan Cos., Inc. (f)	622,525

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares		Value
5,411	MetLife, Inc.	$364,647
1,869	Principal Financial Group, Inc.	136,306
4,402	Progressive Corp. (f)	525,511
2,855	Prudential Financial, Inc.	303,344
1,812	Travelers Cos., Inc.	324,421
937	Willis Towers Watson PLC	197,773
1,594	WR Berkley Corp.	113,381
		10,122,753
	Internet - 6.8%
2,335	Alphabet, Inc., Class A (a)(f)	5,312,685
3,490	Amazon.com, Inc. (a)(f)	8,390,623
335	Booking Holdings, Inc. (a)(f)	751,593
1,054	CDW Corp.	179,032
4,592	eBay, Inc.	223,493
1,180	Expedia Group, Inc. (a)	152,609
458	F5 Networks, Inc. (a)	74,672
18,064	Facebook, Inc., Class A (a)(f)	3,497,913
3,513	Netflix, Inc. (a)(f)	693,607
4,412	NortonLifeLock, Inc.	107,388
6,241	Twitter, Inc. (a)(f)	247,144
761	VeriSign, Inc. (a)	132,833
		19,763,592
	Iron/Steel - 0.1%
2,146	Nucor Corp.	284,259

	Leisure Time - 0.1%
6,621	Carnival Corp. (a)	91,899
3,559	Norwegian Cruise Line Holdings, Ltd. (a)(d)	56,980
1,900	Royal Caribbean Cruises, Ltd. (a)	110,333
		259,212
	Lodging - 0.3%
2,244	Hilton Worldwide Holdings, Inc.	316,090
2,807	Las Vegas Sands Corp. (a)	99,536
2,181	Marriott International, Inc.	374,216
3,045	MGM Resorts International	106,483
857	Wynn Resorts, Ltd. (a)	56,648
		952,973
	Machinery - Construction & Mining - 0.3%
4,224	Caterpillar, Inc. (f)	911,750

	Machinery - Diversified - 0.6%
2,188	Deere & Co. (f)	782,823
1,091	Dover Corp.	146,096

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares		Value
566	IDEX Corp.	$108,417
3,083	Ingersoll Rand, Inc.	145,363
3,244	Otis Worldwide Corp.	241,353
908	Rockwell Automation, Inc.	193,586
1,465	Wabtec Corp.	138,384
1,347	Xylem, Inc.	113,485
		1,869,507
	Manufacturing - 4.9%
2,143	Alphabet, Inc. - Class C (a)(f)	4,887,712
307	Bio-Techne Corp.	113,507
1,438	Catalent, Inc. (a)	148,200
1,143	Enphase Energy, Inc. (a)	212,815
502	Generac Holdings, Inc. (a)	124,034
8,846	General Electric Co. (f)	692,553
2,626	Moderna, Inc. (a)(f)	381,637
355	Monolithic Power Systems, Inc.	159,888
414	Nordson Corp.	90,202
2,073	NXP Semiconductors NV (f)	393,373
1,891	Organon & Co.	71,782
11,641	Raytheon Technologies Corp. (f)	1,107,292
1,542	Seagate Technology Holdings PLC	130,561
450	SolarEdge Technologies, Inc. (a)	122,756
1,288	Teradyne, Inc.	140,727
6,923	Tesla, Inc. (a)(f)	5,249,434
1,942	Trimble, Inc. (a)	132,153
		14,158,626
	Media - 1.4%
891	Charter Communications, Inc., Class A (a)	451,675
34,341	Comcast Corp.	1,520,619
1,977	DISH Network Corp., Class A (a)	45,135
2,541	Fox Corp.	90,231
1,208	Fox Corp.	39,514
2,868	News Corp., Class A	49,903
900	News Corp., Class B	15,822
4,614	ViacomCBS, Inc., Class B	158,398
14,072	Walt Disney Co. (a)	1,554,112
		3,925,409
	Mining - 0.3%
11,694	Freeport-McMoRan, Inc.	457,002
6,285	Newmont Goldcorp Corp.	426,437
		883,439

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares		Value
	Mining, Quarrying, and Oil and Gas Extraction - 0.1%
3,231	APA Corp.	$151,889

	Miscellaneous Manufacturing - 0.7%
4,207	3M Co.	628,063
1,005	AO Smith Corp.	60,421
2,973	Eaton Corp PLC (f)	412,058
2,147	Illinois Tool Works, Inc.	446,726
959	Parker-Hannifin Corp.	261,011
1,749	Textron, Inc.	114,192
1,745	Trane Technologies PLC	240,915
		2,163,386
	Office/Business Equipment - 0.1%
413	Zebra Technologies Corp., Class A (a)	139,672

	Oil & Gas - 4.0%
6,811	Cabot Oil & Gas Corp.	233,822
15,525	Chevron Corp.	2,711,597
10,833	ConocoPhillips (f)	1,217,196
5,223	Devon Energy Corp.	391,203
1,441	Diamondback Energy, Inc.	219,061
4,944	EOG Resources, Inc.	677,130
34,539	Exxon Mobil Corp.	3,315,744
2,238	Hess Corp.	275,431
6,791	Marathon Oil Corp.	213,441
4,557	Marathon Petroleum Corp.	463,857
7,475	Occidental Petroleum Corp.	518,092
3,752	Phillips 66	378,239
1,860	Pioneer Natural Resources Co.	516,968
3,314	Valero Energy Corp.	429,494
		11,561,275
	Oil & Gas Services - 0.4%
7,349	Baker Hughes & GE Co., Class A	264,417
7,442	Halliburton Co.	301,401
11,744	Schlumberger, Ltd.	539,754
		1,105,572
	Packaging & Containers - 0.2%
11,555	Amcor PLC	151,370
2,510	Ball Corp.	177,934
714	Packaging Corp of America	112,298
1,137	Sealed Air Corp.	70,699
2,069	Westrock Co.	100,326
		612,627

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares		Value
	Pharmaceuticals - 5.7%
13,453	AbbVie, Inc. (f)	$1,982,569
1,148	AmerisourceBergen Corp.	177,699
2,185	Becton Dickinson & Co. (f)	558,923
16,472	Bristol-Myers Squibb Co. (f)	1,242,812
2,163	Cardinal Health, Inc.	121,820
2,474	Cigna Corp. (f)	663,749
10,031	CVS Health Corp. (f)	970,499
786	DexCom, Inc. (a)	234,181
6,118	Eli Lilly & Co. (f)	1,917,626
1,056	Henry Schein, Inc. (a)	90,436
19,704	Johnson & Johnson	3,537,459
1,154	McKesson Corp.	379,308
19,219	Merck & Co., Inc.	1,768,725
42,591	Pfizer, Inc.	2,259,027
8,556	Viatris, Inc.	104,982
3,698	Zoetis, Inc., Class A (f)	632,099
		16,641,914
	Pipelines - 0.3%
15,226	Kinder Morgan, Inc.	299,800
3,523	ONEOK, Inc.	231,990
9,555	Williams Cos., Inc.	354,108
		885,898
	Professional, Scientific, and Technical Services - 0.1%
400	Charles River Laboratories International, Inc. (a)	93,632
447	EPAM Systems, Inc. (a)	151,319
2,222	Match Group, Inc. (a)	175,049
		420,000
	Real Estate - 0.1%
2,552	CBRE Group, Inc., Class A (a)	211,408

	Real Estate Investment Trusts - 2.5%
1,152	Alexandria Real Estate Equities, Inc.	191,175
3,608	American Tower Corp. (f)	924,117
1,092	AvalonBay Communities, Inc.	227,092
1,096	Boston Properties, Inc.	121,853
803	Camden Property Trust	115,223
3,337	Crown Castle International Corp. (f)	632,862
2,244	Digital Realty Trust, Inc.	313,240
2,951	Duke Realty Corp.	155,901
732	Equinix, Inc. (f)	502,950
2,638	Equity Residential	202,678
510	Essex Property Trust, Inc.	144,764
1,082	Extra Space Storage, Inc.	192,812

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares		Value
537	Federal Realty Investment Trust	$61,739
4,070	Healthpeak Properties, Inc.	120,838
5,599	Host Hotels & Resorts, Inc.	111,924
2,211	Iron Mountain, Inc.	119,173
4,694	Kimco Realty Corp.	111,013
896	Mid-America Apartment Communities, Inc.	162,176
5,875	Prologis, Inc. (f)	748,945
1,224	Public Storage	404,703
4,327	Realty Income Corp.	295,188
1,176	Regency Centers Corp.	80,215
866	SBA Communications Corp.	291,504
2,508	Simon Property Group, Inc.	287,542
2,347	UDR, Inc.	112,187
3,037	Ventas, Inc.	172,319
1,177	Vornado Realty Trust	41,148
3,289	Welltower, Inc.	293,017
5,730	Weyerhaeuser Co.	226,450
		7,364,748
	Retail - 4.5%
464	Advance Auto Parts, Inc.	88,095
159	AutoZone, Inc. (a)	327,484
1,646	Best Buy Co., Inc.	135,071
1,230	CarMax, Inc. (a)	122,102
221	Chipotle Mexican Grill, Inc. (a)	309,964
3,391	Costco Wholesale Corp. (f)	1,580,952
1,001	Darden Restaurants, Inc.	125,125
1,762	Dollar General Corp. (f)	388,239
1,714	Dollar Tree, Inc. (a)	274,806
282	Domino’s Pizza, Inc.	102,414
1,071	Genuine Parts Co.	146,438
7,754	Home Depot, Inc.	2,347,523
4,968	Lowe’s Cos., Inc. (f)	970,250
5,687	McDonald’s Corp.	1,434,318
508	O’Reilly Automotive, Inc. (a)	323,682
2,755	Ross Stores, Inc.	234,230
9,033	Starbucks Corp. (f)	709,091
3,628	Target Corp. (f)	587,301
9,160	TJX Cos., Inc. (f)	582,301
877	Tractor Supply Co.	164,315
421	Ulta Beauty, Inc. (a)	178,125
5,383	Walgreens Boots Alliance, Inc.	235,937
10,505	Walmart, Inc.	1,351,258
2,277	Yum! Brands, Inc.	276,587
		12,995,608

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares		Value
	Retail Trade - 0.1%
2,084	Bath & Body Works, Inc.	$85,486
942	Etsy, Inc. (a)	76,415
		161,901
	Semiconductors - 5.1%
13,673	Advanced Micro Devices, Inc. (a)(f)	1,392,732
4,065	Analog Devices, Inc. (f)	684,546
7,141	Applied Materials, Inc. (f)	837,568
3,207	Broadcom, Inc. (f)	1,860,477
31,630	Intel Corp.	1,405,004
261	IPG Photonics Corp. (a)	27,533
1,188	KLA Corp. (f)	433,442
1,127	Lam Research Corp. (f)	586,074
4,374	Microchip Technology, Inc.	317,771
8,735	Micron Technology, Inc. (f)	644,992
20,850	NVIDIA Corp. (f)	3,893,112
842	Qorvo, Inc. (a)	94,093
8,881	QUALCOMM, Inc. (f)	1,271,937
1,285	Skyworks Solutions, Inc.	139,898
7,092	Texas Instruments, Inc. (f)	1,253,582
		14,842,761
	Shipbuilding - 0.0% (b)
311	Huntington Ingalls Industries, Inc.	65,453

	Software - 8.9%
5,974	Activision Blizzard, Inc. (f)	465,255
3,707	Adobe, Inc. (a)	1,543,891
1,212	Akamai Technologies, Inc. (a)	122,460
686	ANSYS, Inc. (a)	178,607
1,721	Autodesk, Inc. (a)(f)	357,538
892	Broadridge Financial Solutions, Inc.	130,428
2,230	Cadence Design Systems, Inc. (a)	342,818
2,221	Cerner Corp.	210,662
947	Citrix Systems, Inc.	95,353
2,211	Electronic Arts, Inc.	306,555
4,745	Fidelity National Information Services, Inc. (f)	495,853
4,575	Fiserv, Inc. (a)	458,324
2,317	Intuit, Inc. (f)	960,304
578	Jack Henry & Associates, Inc.	108,733
58,892	Microsoft Corp. (f)	16,010,968
652	MSCI, Inc. (f)	288,412
12,010	Oracle Corp.	863,759
2,495	Paychex, Inc.	308,956
380	Paycom Software, Inc. (a)	108,049

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares		Value
7,720	Salesforce.com, Inc. (a)	$1,237,053
1,606	ServiceNow, Inc. (a)	750,757
1,219	Synopsys, Inc. (a)(f)	389,105
943	Take-Two Interactive Software, Inc. (a)	117,432
319	Tyler Technologies, Inc. (a)	113,507
		25,964,779
	Telecommunications - 1.9%
1,815	Arista Networks, Inc. (a)	185,638
55,085	AT&T, Inc.	1,172,760
32,137	Cisco Systems, Inc.	1,447,772
5,761	Corning, Inc.	206,359
2,560	Juniper Networks, Inc.	78,541
1,298	Motorola Solutions, Inc.	285,222
4,632	T-Mobile US, Inc. (a)(f)	617,399
31,451	Verizon Communications, Inc.	1,613,122
		5,606,813
	Textiles - 0.0% (b)
424	Mohawk Industries, Inc. (a)	59,979

	Toys/Games/Hobbies - 0.0% (b)
1,004	Hasbro, Inc.	90,109

	Transportation - 1.4%
977	CH Robinson Worldwide, Inc.	106,014
17,327	CSX Corp. (f)	550,825
1,241	Expeditors International of Washington, Inc.	135,071
1,834	FedEx Corp. (f)	411,880
639	JB Hunt Transport Services, Inc.	110,279
1,840	Norfolk Southern Corp. (f)	440,974
723	Old Dominion Freight Line, Inc.	186,708
4,885	Union Pacific Corp. (f)	1,073,625
5,420	United Parcel Service, Inc. (f)	987,795
		4,003,171

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares			Value
	Utilities - 0.1%
2,571	Constellation Energy Corp.		$159,608

	Water - 0.1%
1,384	American Water Works Co., Inc.		209,330

	Wholesale Trade - 0.0%(b)
297	Pool Corp.		118,390
	TOTAL COMMON STOCKS (Cost - $242,676,880)		271,669,359

Contracts		Notional Amount
	PURCHASED OPTIONS - 4.7% (a)(c)(g)
	PURCHASED PUT OPTIONS - 4.7%
	S&P 500 Index
230	Expiration: June 2022, Exercise Price: $4,275	$95,039,450	4,021,550
250	Expiration: July 2022, Exercise Price: $4,350	103,303,750	6,552,500
240	Expiration: August 2022, Exercise Price: $3,975	99,171,600	3,032,400
	TOTAL PURCHASED OPTIONS (Cost - $11,158,934)		13,606,450
Shares
	SHORT TERM INVESTMENTS - 3.8%
	Money Market Funds - 3.8%
10,996,965	First American Treasury Obligations Fund, Class X, 0.67% (e)		10,996,965
	TOTAL SHORT TERM INVESTMENTS (Cost - $10,996,965)		10,996,965

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.0% (b)
120,805	First American Government Oblligations Fund, Class X, 0.65% (e)		144,958
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $144,958)		144,958

	TOTAL INVESTMENTS - 101.7% (Cost - $264,977,737)		296,417,732
	Liabilities in Excess of Other Assets - (1.7)%		(4,965,871)
	NET ASSETS - 100.0%		$291,451,861

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Contracts		Notional Value	Value
	SCHEDULE OF WRITTEN OPTIONS - (2.0)% (a)(c)
	SCHEDULE OF WRITTEN CALL OPTIONS - (0.7)%
	S&P 500 Index
240	Expiration: August 2022, Exercise Price $4,325	99,171,600	$2,042,400
	TOTAL WRITTEN CALL OPTIONS (Premiums Received $1,835,442)		2,042,400
	SCHEDULE OF WRITTEN PUT OPTIONS - (1.3)%
	S&P 500 Index
250	Expiration: July 2022, Exercise Price: $4,000	103,303,750	2,232,500
230	Expiration: June 2022, Exercise Price $3,900	95,039,450	554,300
240	Expiration: August 2022, Exercise Price $3,500	99,171,600	945,600
	TOTAL WRITTEN PUT OPTIONS (Premiums Received $4,672,176)		3,732,400

	TOTAL OPTIONS WRITTEN (Premiums Received $6,507,618)		$5,774,800

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Rounds to less than 0.1%.

(c)	Each option is exercisable into 100 shares of the underlying security.

(d)	All or a portion of this security is out on loan as of May 31, 2022.

(e)	Interest rate reflects seven-day yield on May 31, 2022.

(f)

All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $70,224,274, which is 24.1% of total net assets.

(g)	Held in connection with a written option, see Schedule of Written Options for more details.

See accompanying notes to financial statements.

Horizon U.S. Defensive Equity Fund PORTFOLIO OF INVESTMENTS (Unaudited) May 31, 2022

Shares		Value
	COMMON STOCKS - 97.3%
	Advertising - 0.2%
4,537	Interpublic Group of Cos., Inc.	$146,227.00
1,457	Omnicom Group, Inc.	108,707
		254,934
	Aerospace/Defense - 2.3%
2,298	General Dynamics Corp.	516,843
1,219	L3Harris Technologies, Inc.	293,657
2,532	Lockheed Martin Corp.	1,114,359
1,417	Northrop Grumman Corp.	663,113
		2,587,972
	Agriculture - 1.5%
5,854	Archer Daniels Midland Co.	531,660
11,076	Philip Morris International, Inc.	1,176,825
		1,708,485
	Apparel - 0.3%
8,037	Tapestry, Inc.	277,277

	Auto Manufacturers - 0.4%
33,796	Ford Motor Co.	462,329

	Auto Parts & Equipment - 0.2%
6,252	BorgWarner, Inc.	252,081

	Banks - 4.8%
13,834	Citigroup, Inc.	738,874
3,481	Citizens Financial Group, Inc.	144,044
18,175	JPMorgan Chase & Co.	2,403,280
2,528	M&T Bank Corp.	454,964
15,549	Morgan Stanley	1,339,391
10,870	Regions Financial Corp.	240,118
		5,320,671
	Beverages - 1.9%
33,955	Coca-Cola Co.	2,152,068

	Biotechnology - 1.9%
6,451	Corteva, Inc.	403,962
9,525	Gilead Sciences, Inc.	617,696
1,278	Regeneron Pharmaceuticals, Inc. (a)	849,538
774	Vertex Pharmaceuticals, Inc. (a)	207,935
		2,079,131

See accompanying notes to financial statements.

Horizon U.S. Defensive Equity Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares		Value
	Chemicals - 1.4%
2,954	CF Industries Holdings, Inc.	$291,767
7,550	Dow, Inc.	513,249
4,030	LyondellBasell Industries NV, Class A	460,427
3,946	Mosaic Co.	247,217
		1,512,660
	Commercial Services - 0.9%
1,496	Gartner, Inc. (a)	392,550
1,731	Robert Half International, Inc.	156,050
830	S&P Global, Inc.	290,068
515	United Rentals, Inc. (a)	153,563
		992,231
	Computers - 7.8%
2,126	Accenture PLC, Class A	634,526
33,674	Apple, Inc.	5,012,038
5,775	Cognizant Technology Solutions Corp., Class A	431,392
1,448	Fortinet, Inc. (a)	425,915
23,794	Hewlett Packard Enterprise Co.	371,186
19,407	HP, Inc.	753,768
3,605	International Business Machines Corp.	500,518
1,459	Leidos Holdings, Inc.	152,466
5,463	NetApp, Inc.	393,063
		8,674,872
	Cosmetics/Personal Care - 0.2%
2,827	Colgate-Palmolive Co.	222,796

	Distribution/Wholesale - 0.5%
5,679	LKQ Corp.	291,844
467	WW Grainger, Inc.	227,462
		519,306
	Diversified Financial Services - 2.0%
7,204	American Express Co.	1,216,179
3,387	Capital One Financial Corp.	433,062
2,515	Discover Financial Services	285,427
2,728	Raymond James Financial, Inc.	268,681
		2,203,349
	Electric - 1.8%
1,875	Alliant Energy Corp.	119,662
2,847	American Electric Power Co., Inc.	290,479
2,430	CMS Energy Corp.	172,627
2,550	Consolidated Edison, Inc.	253,113
4,081	Duke Energy Corp.	459,194
2,016	Evergy, Inc.	140,999

See accompanying notes to financial statements.

Horizon U.S. Defensive Equity Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares		Value
4,070	Exelon Corp.	$200,041
4,912	FirstEnergy Corp.	211,020
3,127	NRG Energy, Inc.	143,967
		1,991,102
	Electrical Components & Equipment - 0.2%
2,717	Emerson Electric Co.	240,889

	Electronics - 0.2%
1,520	PerkinElmer, Inc.	227,498

	Environmental Control - 0.9%
2,136	Pentair PLC	107,163
2,701	Republic Services, Inc.	361,502
3,248	Waste Management, Inc.	514,840
		983,505
	Finance and Insurance - 0.2%
3,271	Brown & Brown, Inc.	194,199

	Food - 1.5%
3,693	General Mills, Inc.	257,956
2,109	Hershey Co.	446,496
3,083	Hormel Foods Corp.	150,050
8,152	Kroger Co.	431,812
4,335	Tyson Foods, Inc., Class A	388,459
		1,674,773
	Gas - 0.1%
3,756	NiSource, Inc.	118,126

	Hand/Machine Tools - 0.1%
614	Snap-on, Inc.	136,234

	Health Care and Social Assistance - 0.2%
790	Molina Healthcare, Inc. (a)	229,274

	Healthcare Products - 0.2%
3,219	Hologic, Inc. (a)	242,294

	Healthcare Services - 4.7%
1,457	Anthem, Inc.	742,502
3,192	HCA Healthcare, Inc.	671,597
1,090	Laboratory Corp. of America Holdings	268,925

See accompanying notes to financial statements.

Horizon U.S. Defensive Equity Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares		Value
1,726	Quest Diagnostics, Inc.	$243,400
6,621	UnitedHealth Group, Inc.	3,289,180
		5,215,604
	Home Builders - 0.8%
3,358	Lennar Corp., Class A	269,479
80	NVR, Inc. (a)	356,050
5,914	PulteGroup, Inc.	267,668
		893,197
	Household Products/Wares - 0.2%
1,811	Church & Dwight Co., Inc.	163,099

	Information - 0.1%
404	FactSet Research Systems, Inc.	154,239

	Insurance - 7.0%
2,964	Allstate Corp.	405,149
16,499	Berkshire Hathaway, Inc., Class B (a)	5,213,354
4,479	Chubb Ltd.	946,368
2,269	Cincinnati Financial Corp.	290,114
672	Everest Re Group Ltd.	189,840
2,588	Travelers Cos., Inc.	463,356
3,774	WR Berkley Corp.	268,445
		7,776,626
	Internet - 5.1%
2,089	Alphabet, Inc., Class A (a)	4,752,976
129	Booking Holdings, Inc. (a)	289,419
1,372	Expedia Group, Inc. (a)	177,441
17,685	NortonLifeLock, Inc.	430,453
		5,650,289
	Iron/Steel - 0.4%
3,283	Nucor Corp.	434,866

	Machinery - Construction & Mining - 0.7%
3,762	Caterpillar, Inc.	812,028

	Machinery - Diversified - 0.2%
1,173	Dover Corp.	157,077
1,218	Wabtec Corp.	115,052
		272,129
	Manufacturing - 1.5%
2,936	Moderna, Inc. (a)	426,689
4,430	Raytheon Technologies Corp.	421,382

See accompanying notes to financial statements.

Horizon U.S. Defensive Equity Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares		Value
5,708	Seagate Technology Holdings Plc	$483,296
3,203	Teradyne, Inc.	349,960
		1,681,327
	Media - 0.9%
17,233	Comcast Corp., Class A	763,077
6,188	ViacomCBS, Inc., Class B	212,434
		975,511
	Mining - 0.6%
15,749	Freeport-McMoRan, Inc.	615,471

	Mining, Quarrying, and Oil and Gas Extraction - 0.2%
4,677	APA Corp.	219,866

	Miscellaneous Manufacturing - 0.2%
1,934	AO Smith Corp.	116,272
2,147	Textron, Inc.	140,178
		256,450
	Oil & Gas - 10.0%
19,810	Chevron Corp.	3,460,015
14,453	ConocoPhillips	1,623,939
7,812	Devon Energy Corp.	585,119
6,422	EOG Resources, Inc.	879,557
44,755	Exxon Mobil Corp.	4,296,480
9,128	Marathon Oil Corp.	286,893
		11,132,003
	Packaging & Containers - 0.3%
1,124	Packaging Corp of America	176,783
2,347	Sealed Air Corp.	145,936
		322,719
	Pharmaceuticals - 9.3%
18,755	AbbVie, Inc.	2,763,924
20,369	Bristol-Myers Squibb Co.	1,536,841
13,479	CVS Health Corp.	1,304,093
1,936	Henry Schein, Inc. (a)	165,799
13,656	Merck & Co., Inc.	1,256,762
63,862	Pfizer, Inc.	3,387,241
		10,414,660
	Real Estate Investment Trusts - 1.8%
2,041	Duke Realty Corp.	107,826
334	Essex Property Trust, Inc.	94,806
1,284	Extra Space Storage, Inc.	228,809
5,077	Kimco Realty Corp.	120,071

See accompanying notes to financial statements.

Horizon U.S. Defensive Equity Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares		Value
744	Mid-America Apartment Communities, Inc.	$134,664
2,185	Prologis, Inc.	278,544
1,600	Public Storage	529,024
1,643	Regency Centers Corp.	112,069
9,197	Weyerhaeuser Co.	363,465
		1,969,278
	Retail - 6.4%
314	AutoZone, Inc. (a)	646,730
169	Chipotle Mexican Grill, Inc. (a)	237,031
3,361	Costco Wholesale Corp.	1,566,965
625	Domino’s Pizza, Inc.	226,981
6,632	Lowe’s Cos., Inc.	1,295,230
4,313	McDonald’s Corp.	1,087,782
1,005	O’Reilly Automotive, Inc. (a)	640,356
2,162	Target Corp.	349,985
1,601	Tractor Supply Co.	299,963
905	Ulta Beauty, Inc. (a)	382,906
3,175	Yum! Brands, Inc.	385,667
		7,119,596
	Semiconductors - 4.1%
5,520	Advanced Micro Devices, Inc. (a)	562,267
906	Lam Research Corp.	471,147
8,018	Micron Technology, Inc.	592,049
8,950	NVIDIA Corp.	1,671,144
8,680	QUALCOMM, Inc.	1,243,150
		4,539,757
	Software - 6.1%
3,682	Akamai Technologies, Inc. (a)	372,029
1,956	Jack Henry & Associates, Inc.	367,963
18,924	Microsoft Corp.	5,144,868
4,303	Paychex, Inc.	532,841
1,112	Synopsys, Inc. (a)	354,950
		6,772,651
	Telecommunications - 2.0%
3,281	Arista Networks, Inc. (a)	335,581
23,465	Cisco Systems, Inc.	1,057,098
1,331	T-Mobile US, Inc. (a)	177,409
13,994	Verizon Communications, Inc.	717,752
		2,287,840

See accompanying notes to financial statements.

Horizon U.S. Defensive Equity Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares		Value
	Transportation - 3.6%
19,392	CSX Corp.	$616,472
1,431	Expeditors International of Washington, Inc.	155,750
1,846	Norfolk Southern Corp.	442,412
5,124	Union Pacific Corp.	1,126,153
9,358	United Parcel Service, Inc., Class B	1,705,495
		4,046,282
	TOTAL COMMON STOCKS (Cost - $108,137,278)	108,983,544

	SHORT TERM INVESTMENTS - 2.5%
	Money Market Funds - 2.5%
2,764,258	First American Treasury Obligations Fund, Class X, 0.67%, (b)	2,764,258
	TOTAL SHORT TERM INVESTMENTS (Cost - $2,764,258)	2,764,258

	TOTAL INVESTMENTS - 99.8% (Cost - $110,901,536)	111,747,802
	Other Assets in Excess of Liabilities - 0.2%	184,194
	NET ASSETS - 100.0%	$111,931,996

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Interest rate reflects seven-day yield on May 31, 2022.

See accompanying notes to financial statements.

Horizon ESG Defensive Core Fund PORTFOLIO OF INVESTMENTS (Unaudited) May 31, 2022

Shares		Value
	INVESTMENT COMPANIES - 29.5%
	Exchange Traded Funds - 29.5%
498,517	SPDR Bloomberg 1-3 Month T-Bill ETF (c)	$45,589,380
	TOTAL INVESTMENT COMPANIES (Cost - $45,586,626)	45,589,380

	COMMON STOCKS - 68.1%
	Administrative and Support and Waste Management and Remediation Services - 0.8%
28,767	Terminix Global Holdings, Inc. (a)	1,248,775

	Aerospace/Defense - 0.8%
32,928	Howmet Aerospace, Inc.	1,177,835

	Apparel - 1.6%
17,829	Nike, Inc.	2,118,977
4,605	PVH Corp.	326,356
		2,445,333
	Auto Manufacturers - 0.2%
26,182	Ford Motor Co.	358,170

	Banks - 2.6%
45,979	Bank of America Corp.	1,710,419
4,386	Goldman Sachs Group, Inc.	1,433,564
6,370	JPMorgan Chase & Co.	842,305
		3,986,288
	Beverages - 2.2%
14,047	Molson Coors Brewing Co.	784,385
15,595	PepsiCo, Inc.	2,616,061
		3,400,446
	Biotechnology - 3.6%
8,884	Amgen, Inc.	2,280,878
4,866	Biogen, Inc. (a)	973,200
1,523	Regeneron Pharmaceuticals, Inc. (a)	1,012,399
4,974	Vertex Pharmaceuticals, Inc. (a)	1,336,265
		5,602,742
	Chemicals - 1.6%
8,216	DuPont de Nemours, Inc.	557,456
5,029	International Flavors & Fragrances, Inc.	664,683
3,680	Linde PLC	1,194,822
		2,416,961
	Commercial Services - 0.7%
2,567	PayPal Holdings, Inc. (a)	218,734

See accompanying notes to financial statements.

Horizon ESG Defensive Core Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares		Value
4,842	Verisk Analytics, Inc.	$846,963
		1,065,697
	Computers - 5.3%
55,229	Apple, Inc.	8,220,284

	Diversified Financial Services - 1.9%
9,273	American Express Co.	1,565,468
2,050	Ameriprise Financial, Inc.	566,353
24,393	Invesco, Ltd.	471,761
1,142	MasterCard, Inc.	408,688
		3,012,270
	Electric - 0.3%
3,147	Sempra Energy	515,667

	Environmental Control - 1.6%
17,959	Republic Services, Inc.	2,403,633

	Finance and Insurance - 0.4%
9,502	Tradeweb Markets, Inc.	642,430

	Food - 0.3%
7,224	Kellogg Co.	503,802

	Healthcare Services - 1.9%
1,580	Anthem, Inc.	805,184
12,740	Centene Corp. (a)	1,037,546
5,091	HCA Healthcare, Inc.	1,071,146
		2,913,876
	Information - 0.3%
3,312	Warner Bros Discovery, Inc. (a)	61,107
3,245	Zoom Video Communications, Inc. (a)	348,675
		409,782
	Insurance - 2.0%
18,493	Allstate Corp.	2,527,808
8,833	Hartford Financial Services Group, Inc.	640,481
		3,168,289
	Internet - 5.3%
2,777	Alphabet, Inc., Class A (a)	6,318,341
482	Amazon.com, Inc. (a)	1,158,820
3,447	Meta Platforms, Inc., Class A (a)	667,477
		8,144,638

See accompanying notes to financial statements.

Horizon ESG Defensive Core Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares		Value
	Lodging - 1.0%
11,422	Hilton Worldwide Holdings, Inc.	$1,608,903

	Machinery - Diversified - 0.5%
2,339	Deere & Co.	836,847

	Manufacturing - 4.0%
5,468	BioMarin Pharmaceutical, Inc. (a)	410,811
7,548	Enphase Energy, Inc. (a)	1,405,362
13,904	General Electric Co.	1,088,544
15,471	Keurig Dr Pepper, Inc.	537,463
6,195	Lear Corp.	873,247
6,259	Owens Corning	598,235
1,326	Tesla, Inc. (a)	1,005,453
23,388	Vertiv Holdings Co.	257,034
		6,176,149
	Media - 1.0%
14,002	Walt Disney Co. (a)	1,546,381

	Mining - 0.4%
9,335	Newmont Goldcorp Corp.	633,380

	Oil & Gas - 3.0%
4,728	Chevron Corp.	825,792
28,670	Exxon Mobil Corp.	2,752,320
7,930	Valero Energy Corp.	1,027,728
		4,605,840
	Pharmaceuticals - 3.9%
5,075	AmerisourceBergen Corp.	785,559
21,250	Bristol-Myers Squibb Co.	1,603,313
10,567	Cigna Corp.	2,835,021
8,710	Merck & Co., Inc.	801,581
		6,025,474
	Professional, Scientific, and Technical Services - 0.1%
23,402	Adaptive Biotechnologies Corp. (a)	183,004

	Real Estate Investment Trusts - 2.3%
1,438	Alexandria Real Estate Equities, Inc.	238,636
8,843	Digital Realty Trust, Inc.	1,234,394
26,433	Iron Mountain, Inc.	1,424,739
20,030	VICI Properties, Inc.	617,925
		3,515,694
	Retail - 1.1%
7,891	Kohl’s Corp.	318,165

See accompanying notes to financial statements.

Horizon ESG Defensive Core Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares		Value
5,054	Lowe’s Cos., Inc.	$987,046
5,800	Starbucks Corp.	455,300
		1,760,511
	Retail Trade - 1.8%
44,046	Albertsons Cos, Inc.	1,345,605
2,998	Five Below, Inc. (a)	391,509
17,702	KKR & Co, Inc.	970,247
		2,707,361
	Semiconductors - 2.4%
8,253	Advanced Micro Devices, Inc. (a)	840,651
27,096	Intel Corp.	1,203,604
6,772	Micron Technology, Inc.	500,044
3,655	NVIDIA Corp.	682,462
3,347	QUALCOMM, Inc.	479,357
		3,706,118
	Software - 8.3%
6,174	Fidelity National Information Services, Inc.	645,183
32,344	Microsoft Corp.	8,793,363
1,200	MSCI, Inc.	530,820
17,638	Oracle Corp.	1,268,525
7,257	salesforce.com, Inc. (a)	1,162,862
3,501	Take-Two Interactive Software, Inc. (a)	435,979
		12,836,732
	Telecommunications - 0.9%
13,689	AT&T, Inc.	291,439
23,947	Cisco Systems, Inc.	1,078,812
		1,370,251
	Textiles - 0.7%
7,514	Mohawk Industries, Inc. (a)	1,062,930

	Transportation - 1.1%
9,533	United Parcel Service, Inc.	1,737,389

	Transportation and Warehousing - 0.3%
19,200	Uber Technologies, Inc. (a)	445,440

	Utilities - 0.7%
3,908	Cheniere Energy, Inc.	534,497
19,682	MDU Resources Group, Inc.	538,893
		1,073,390

See accompanying notes to financial statements.

Horizon ESG Defensive Core Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2022

Shares		Value
	Water - 1.2%
12,358	American Water Works Co., Inc.	$1,869,148

	TOTAL COMMON STOCKS (Cost - $110,207,723)	105,337,860

	SHORT TERM INVESTMENTS - 2.2%
	Money Market Funds - 2.2%
3,330,007	First American Treasury Obligations Fund, Class X, 0.67% (b)	3,330,007
	TOTAL SHORT TERM INVESTMENTS (Cost - $3,330,007)	3,330,007

	TOTAL INVESTMENTS - 99.8% (Cost - $159,124,356)	154,257,247
	Other Assets in Excess of Liabilities - 0.2%	351,753
	NET ASSETS - 100.0%	$154,609,000

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Interest rate reflects seven-day yield on May 31, 2022.

(c)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

See accompanying notes to financial statements.

Horizon Funds

Statements of Assets and Liabilities (Unaudited)

May 31, 2022

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist® Fund	Horizon Active Income Fund	Horizon Active Dividend Fund
Assets:
Investments in Unaffiliated Securities, at Cost	$1,019,268,588	$1,488,719,756	$520,940,410	$105,835,347
Investments in Unaffiliated Securities, at Value (a)	$1,004,837,720	$1,464,907,102	$503,424,438	$110,831,397
Receivable for Investment Securities Sold	—	209,166,966	—	—
Receivable for Fund Shares Sold	1,633,964	4,862,883	791,423	96,760
Dividends and Interest Receivable	12,667	59,750	1,994	282,366
Dividend Reclaims	—	—	—	99,738
Prepaid Expenses and Other Assets	99,498	76,068	66,980	57,024
Total Assets	1,006,583,849	1,679,072,769	504,284,835	111,367,285

Liabilities:
Options Written, at Value (Premiums received $0, $1,701,875, $0 and $0)	—	1,745,000	—	—
Collateral Received for Securities Loaned (Note 5)	240,825,029	188,066,349	79,785,316	2,751,168
Payable for Investment Securities Purchased	—	238,084,000	—	—
Payable for Fund Shares Redeemed	378,615	726,997	393,599	126,819
Accrued Administration Fees	38,382	75,139	28,845	8,613
Accrued Advisory Fees	627,435	1,016,345	276,205	67,567
Accrued Custodian Fees	16,550	32,429	10,315	3,990
Accrued Legal Fees	42,118	51,698	23,971	7,495
Accrued Distribution Fees (12b-1) - Advisor Class	13,629	2,005	364	27,254
Accrued Shareholder Servicing Fees - Investor Class	244,208	—	14,047	—
Accrued Trustees Fees	3,621	5,297	3,359	809
Accrued Expenses and Other Liabilities	72,947	103,662	72,705	21,576
Total Liabilities	242,262,534	429,908,921	80,608,726	3,015,291

Net Assets	$764,321,315	$1,249,163,848	$423,676,109	$108,351,994

Composition of Net Assets:
Net assets consisted of:
Paid in Capital	$778,043,702	$1,270,184,857	$484,064,036	$105,065,728
Distributable Earnings/(Accumulated Deficit)	(13,722,387)	(21,021,009)	(60,387,927)	3,286,266
Net Assets	$764,321,315	$1,249,163,848	$423,676,109	$108,351,994

Investor Class Shares:
Net Asset Value Per Share:
Net Assets	$738,778,877	$1,209,400,373	$418,158,185	$102,764,191
Shares of Beneficial Interest Outstanding	57,092,746	55,311,796	48,773,432	1,646,741

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$12.94	$21.87	$8.57	$62.40

Advisor Class Shares:
Net Assets	$3,612,619	$7,163,996	$3,789,379	$5,587,803
Shares of Beneficial Interest Outstanding	280,582	328,200	439,219	89,465

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$12.88	$21.83	$8.63	$62.46

Institutional Class Shares:
Net Assets	$21,929,819	$32,599,479	$1,728,545	$—
Shares of Beneficial Interest Outstanding	1,688,768	1,487,759	202,412	—

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$12.99	$21.91	$8.54	$—

(a) Includes loaned securities with a value of:	$233,782,680	$183,407,331	$77,576,609	$2,679,961

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued) May 31, 2022

	Horizon Defined Risk Fund	Horizon U.S. Defensive Equity Fund	Horizon ESG Defensive Core Fund
Assets:
Investments in Unaffiliated Securities, at Cost	$264,977,737	$110,901,536	$159,124,356
Investments in Unaffiliated Securities, at Value (a)	$296,417,732	$111,747,802	$154,257,247
Cash	2,589	—	—
Receivable for Investment Securities Sold	—	—	13,297,513
Receivable for Fund Shares Sold	1,076,010	152,476	578,958
Dividends and Interest Receivable	407,786	213,300	146,628
Prepaid Expenses and Other Assets	46,355	51,987	49,899
Total Assets	297,950,472	112,165,565	168,330,245

Liabilities:
Options Written, at Value (Premiums Received $6,507,618, $0 and $0)	5,774,800	—	—
Collateral Received for Securities Loaned (Note 5)	144,958	—	—
Payable for Investment Securities Purchased	—	—	13,440,944
Payable for Fund Shares Redeemed	217,740	57,343	51,500
Accrued Administration Fees	10,804	12,182	8,070
Accrued Advisory Fees	210,781	81,951	107,449
Accrued Custodian Fees	35,747	33,980	5,444
Accrued Legal Fees	13,914	7,172	9,733
Accrued Registration Fees	8,327	2,844	—
Accrued Distribution Fees (12b-1) - Investor Class	12,795	—	35,672
Accrued Distribution Fees (12b-1) - Advisor Class	28,099	—	38,918
Accrued Transfer Agent Fees	4,613	10,240	12,206
Accrued Trustees Fees	549	3,633	—
Accrued Printing and Mailing Fees	20,691	13,764	—
Accrued Expenses and Other Liabilities	14,793	10,460	11,309
Total Liabilities	6,498,611	233,569	13,721,245

Net Assets	$291,451,861	$111,931,996	$154,609,000

Composition of Net Assets:
Net assets consisted of:
Paid in Capital	$267,443,441	$106,201,720	$160,832,864
Distributable Earnings/(Accumulated Deficit)	24,008,420	5,730,276	(6,223,864)
Net Assets	$291,451,861	$111,931,996	$154,609,000

Investor Class Shares:
Net Asset Value Per Share:
Net Assets	$281,977,331	$111,673,181	$125,663,496
Shares of Beneficial Interest Outstanding	4,730,490	4,337,632	3,910,261

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$59.61	$25.75	$32.14

Advisor Class Shares:
Net Assets	$9,474,530	$258,815	$28,945,504
Shares of Beneficial Interest Outstanding	158,944	10,069	904,226

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$59.61	$25.70	32.01

(a) Includes loaned securities with a value of:	$138,913	$—	$—

See accompanying notes to financial statements.

Horizon Funds

Statements of Operations (Unaudited)

For the Period Ended May 31, 2022

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist® Fund	Horizon Active Income Fund	Horizon Active Dividend Fund
Investment Income:
Dividend Income from unaffiliated securities (net of foreign withholdings tax of $0, $12, $0 and $30,199)	$7,882,687	$11,158,790	$5,137,416	$1,944,275
Interest Income	19,554	30,636	5,054	1,198
Total Investment Income	7,902,241	11,189,426	5,142,470	1,945,473

Expenses:
Investment Advisory Fees	3,701,079	5,964,576	1,682,510	500,529
Shareholder Servicing Fees - Investor Class	363,607	581,456	215,527	—
Administrative & Accounting Service Fees	146,518	230,261	93,387	34,977
Transfer Agent Fees	75,772	75,366	43,665	19,058
Registration Fees	43,635	52,654	29,497	22,623
Trustees’ Fees and Expenses	37,312	60,175	22,793	7,256
Legal Fees	32,952	50,846	19,860	6,136
Chief Compliance Officer & Compliance Fees	22,481	35,563	14,404	4,611
Custodian Fees	17,018	32,896	10,743	5,698
Printing and Postage Expenses	10,170	9,986	6,475	12,546
Audit Fees	7,528	8,820	5,285	4,288
Insurance Fees	7,280	12,012	4,550	1,636
Miscellaneous Expenses	7,031	11,245	11,112	8,157
Distribution Fees (12b-1) - Advisor Class	5,009	10,141	5,221	13,164
Distribution Fees (12b-1) - Investor Class	—	—	—	61,472
Interest Expense	536	1,139	—	635
Total Expenses	4,477,928	7,137,136	2,165,029	702,786
Securities Lending Expense Offset	(313,527)	(304,549)	(315,825)	(2,289)
Fees Recouped by the Adviser	—	—	—	2,884

Net Expenses	4,164,401	6,832,587	1,849,204	703,381

Net Investment Income	3,737,840	4,356,839	3,293,266	1,242,092

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Unaffiliated Investments	1,698,749	14,992,223	(37,004,717)	(1,248,900)
Net Long-Term Capital Gain Distributions	—	—	345,851	—
Purchased Options	(730,042)	(7,951,728)	(84,650)	(728,536)
Written Options	366,481	2,095,529	—	291,904
Foreign Currency	—	—	—	(157)
Net Change in Unrealized Appreciation (Depreciation) on:
Unaffiliated Investments	(68,495,833)	(134,737,624)	(16,298,570)	3,347,932
Purchased Options	—	4,097,319	—	—
Written Options	—	(294,387)	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(67,160,645)	(121,798,668)	(53,042,086)	1,662,243

Net Increase (Decrease) in Net Assets Resulting From Operations	$(63,422,805)	$(117,441,829)	$(49,748,820)	$2,904,335

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF OPERATIONS (Unaudited) (Continued) For the Period Ended May 31, 2022

	Horizon Defined Risk Fund	Horizon U.S. Defensive Equity Fund	Horizon ESG Defensive Core Fund
Investment Income:
Dividend Income from unaffiliated securities (net of foreign withholdings tax of $256, $0 and $0)	$2,111,957	$1,090,397	$1,034,820
Interest Income	8,936	1,583	2,719
Total Investment Income	2,120,893	1,091,980	1,037,539

Expenses:
Investment Advisory Fees	1,196,180	512,662	620,434
Administrative & Accounting Service Fees	67,937	34,096	39,427
Transfer Agent Fees	23,751	29,137	22,159
Registration Fees	20,614	26,525	31,045
Trustees’ Fees and Expenses	14,040	6,234	6,989
Legal Fees	12,012	5,804	8,417
Chief Compliance Officer & Compliance Fees	8,863	4,389	4,436
Custodian Fees	25,862	11,288	8,149
Printing and Postage Expenses	6,862	6,586	6,200
Audit Fees	8,110	5,047	4,559
Insurance Fees	2,366	1,148	1,273
Miscellaneous Expenses	3,433	3,032	2,919
Distribution Fees (12b-1) - Advisor Class	25,163	635	47,188
Distribution Fees (12b-1) - Investor Class	139,457	63,829	64,420
Interest Expense	63,861	—	4,595
Total Expenses	1,618,511	710,412	872,210
Securities Lending Expense Offset	(3,382)	(1,870)	(2,542)
Fees Recouped by the Adviser	64,512	15,472	40,435
Fees Waived by the Adviser	(45,649)	(25,131)	(10,930)

Net Expenses	1,633,992	698,883	899,173

Net Investment Income	486,901	393,097	138,366

Net Realized and Unrealized Loss on Investments:
Net Realized Gain (Loss) on:
Unaffiliated Investments	8,523,474	4,705,427	(1,322,257)
Purchased Options	(4,574,753)	—	—
Written Options	8,360,907	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Unaffiliated Investments	(39,082,532)	(10,659,229)	(15,199,707)
Purchased Options	4,811,936	—	—
Written Options	1,303,057	—	—
Net Realized and Unrealized Loss on Investments	(20,657,911)	(5,953,802)	(16,521,964)

Net Decrease in Net Assets Resulting From Operations	$(20,171,010)	$(5,560,705)	$(16,383,598)

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund

Statements of Changes in Net Assets

	For the Period Ended May 31, 2022	For the Year Ended November 30, 2021
	(Unaudited)
Operations:
Net Investment Income	$3,737,840	$2,320,356
Net Realized Gain on Investments	1,335,188	111,071,166
Net Change in Unrealized Appreciation (Depreciation) on Investments	(68,495,833)	8,531,036
Net Increase (Decrease) in Net Assets Resulting From Operations	(63,422,805)	121,922,558

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(99,771,775)	(34,106,308)
Advisor Class	(555,980)	(242,577)
Institutional Class	(1,228,725)	(102,761)
Total Distributions to Shareholders	(101,556,480)	(34,451,646)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	196,296,662	227,419,365
Advisor Class	879,323	3,254,356
Institutional Class	15,451,291	7,550,592
Distributions Reinvested
Investor Class	96,237,129	32,878,445
Advisor Class	477,816	175,788
Institutional Class	1,228,725	102,761
Cost of Shares Redeemed
Investor Class	(122,004,171)	(138,514,355)
Advisor Class	(719,094)	(10,335,613)
Institutional Class	(851,442)	(958,583)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	186,996,239	121,572,756

Increase in Net Assets	22,016,954	209,043,668

Net Assets:
Beginning of Period/Year	742,304,361	533,260,693
End of Period/Year	$764,321,315	$742,304,361

Share Activity:
Investor Class:
Shares Issued	14,243,645	14,784,166
Shares Reinvested	6,569,087	2,412,212
Shares Redeemed	(8,829,797)	(9,138,510)
Net Increase	11,982,935	8,057,868
Advisor Class:
Shares Issued	60,814	212,938
Shares Reinvested	32,750	12,935
Shares Redeemed	(54,809)	(701,409)
Net Increase (Decrease)	38,755	(475,536)
Institutional Class:
Shares Issued	1,118,651	480,872
Shares Reinvested	83,587	7,523
Shares Redeemed	(61,561)	(62,991)
Net Increase	1,140,677	425,404

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Period Ended May 31, 2022	For the Year Ended November 30, 2021
	(Unaudited)
Operations:
Net Investment Income	$4,356,839	$3,614,211
Net Realized Gain on Investments	9,136,024	138,822,828
Net Change in Unrealized Appreciation (Depreciation) on Investments	(130,934,692)	39,478,273
Net Increase (Decrease) in Net Assets Resulting From Operations	(117,441,829)	181,915,312

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(92,274,740)	(2,892,895)
Advisor Class	(670,237)	(21,213)
Institutional Class	(2,756,632)	(191,051)
Total Distributions to Shareholders	(95,701,609)	(3,105,159)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	293,322,024	487,069,905
Advisor Class	1,676,745	5,093,043
Institutional Class	5,151,532	13,298,835
Distributions Reinvested
Investor Class	89,219,671	2,802,160
Advisor Class	506,313	11,471
Institutional Class	2,756,632	191,051
Cost of Shares Redeemed
Investor Class	(124,193,603)	(269,268,764)
Advisor Class	(1,871,724)	(4,336,374)
Institutional Class	(3,519,211)	(26,148,481)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	263,048,379	208,712,846

Increase in Net Assets	49,904,941	387,522,999

Net Assets:
Beginning of Period/Year	1,199,258,907	811,735,908
End of Period/Year	$1,249,163,848	$1,199,258,907

Share Activity:
Investor Class:
Shares Issued	12,730,369	19,982,192
Shares Reinvested	3,540,463	126,053
Shares Redeemed	(5,231,727)	(11,010,288)
Net Increase	11,039,105	9,097,957
Advisor Class:
Shares Issued	72,331	203,354
Shares Reinvested	20,116	516
Shares Redeemed	(82,927)	(179,653)
Net Increase	9,520	24,217
Institutional Class:
Shares Issued	217,585	528,056
Shares Reinvested	109,217	8,583
Shares Redeemed	(149,608)	(1,087,228)
Net Increase (Decrease)	177,194	(550,589)

See accompanying notes to financial statements.

Horizon Active Income Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Period Ended May 31, 2022	For the Year Ended November 30, 2021
	(Unaudited)
Operations:
Net Investment Income	$3,293,266	$8,295,232
Net Realized Gain (Loss) on Investments	(36,743,516)	4,881,604
Net Change in Unrealized Depreciation on Investments	(16,298,570)	(12,630,691)
Net Increase (Decrease) in Net Assets Resulting From Operations	(49,748,820)	546,145

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(5,203,799)	(8,093,689)
Advisor Class	(45,308)	(66,528)
Institutional Class	(23,523)	(11,668)
Total Distributions to Shareholders	(5,272,630)	(8,171,885)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	78,367,064	141,229,985
Advisor Class	283,666	1,459,593
Institutional Class	99,515	1,827,312
Distributions Reinvested
Investor Class	5,034,584	7,655,394
Advisor Class	41,254	60,743
Institutional Class	23,523	11,669
Cost of Shares Redeemed
Investor Class	(43,951,996)	(139,310,713)
Advisor Class	(10,461)	(955,809)
Institutional Class	(402,470)	(177,553)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	39,484,679	11,800,621

Increase (Decrease) in Net Assets	(15,536,771)	4,174,881

Net Assets:
Beginning of Period/Year	439,212,880	435,037,999
End of Period/Year	$423,676,109	$439,212,880

Share Activity:
Investor Class:
Shares Issued	8,532,095	14,430,458
Shares Reinvested	543,402	780,131
Shares Redeemed	(4,862,482)	(14,191,720)
Net Increase	4,213,015	1,018,869
Advisor Class:
Shares Issued	31,283	148,383
Shares Reinvested	4,407	6,155
Shares Redeemed	(45,756)	(96,666)
Net Increase (Decrease)	(10,066)	57,872
Institutional Class:
Shares Issued	10,929	188,513
Shares Reinvested	2,545	1,196
Shares Redeemed	(1,141)	(18,280)
Net Increase	12,333	171,429

See accompanying notes to financial statements.

Horizon Active Dividend Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Period Ended May 31, 2022	For the Year Ended November 30, 2021
	(Unaudited)
Operations:
Net Investment Income	$1,242,092	$2,118,554
Net Realized Gain (Loss) on Investments	(1,685,689)	24,626,582
Net Change in Unrealized Appreciation (Depreciation) on Investments	3,347,932	(8,305,569)
Net Increase in Net Assets Resulting From Operations	2,904,335	18,439,567

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(4,494,051)	(1,968,824)
Advisor Class	(365,210)	(153,721)
Total Distributions to Shareholders	(4,859,261)	(2,122,545)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	15,683,905	36,122,278
Advisor Class	1,378,715	5,302,054
Distributions Reinvested
Investor Class	4,493,350	1,968,366
Advisor Class	301,724	121,012
Cost of Shares Redeemed
Investor Class	(38,939,714)	(34,672,833)
Advisor Class	(6,821,512)	(4,502,876)
Net Increase (Decrease) in Net Assets Resulting From Beneficial Interest Transactions	(23,903,532)	4,338,001

Increase (Decrease) in Net Assets	(25,858,458)	20,655,023

Net Assets:
Beginning of Period/Year	134,210,452	113,555,429
End of Period/Year	$108,351,994	$134,210,452

Share Activity:
Investor Class:
Shares Issued	248,368	585,198
Shares Reinvested	70,246	32,484
Shares Redeemed	(627,781)	(566,407)
Net Increase (Decrease)	(309,167)	51,275
Advisor Class:
Shares Issued	21,715	85,855
Shares Reinvested	4,696	1,979
Shares Redeemed	(110,507)	(73,957)
Net Increase (Decrease)	(84,096)	13,877

See accompanying notes to financial statements.

Horizon Defined Risk Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Period Ended May 31, 2022	For the Year Ended November 30, 2021
	(Unaudited)
Operations:
Net Investment Income	$486,901	$790,086
Net Realized Gain (Loss) on Investments	12,309,628	(600,537)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(32,967,539)	25,356,887
Net Increase (Decrease) in Net Assets Resulting From Operations	(20,171,010)	25,546,436

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(737,808)	(1,227,816)
Advisor Class	(24,320)	(96,990)
Total Distributions to Shareholders	(762,128)	(1,324,806)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	125,190,095	115,234,241
Advisor Class	10,274,512	5,188,089
Distributions Reinvested
Investor Class	737,630	1,227,606
Advisor Class	18,974	79,341
Cost of Shares Redeemed
Investor Class	(71,884,434)	(102,424,408)
Advisor Class	(18,828,577)	(12,446,407)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	45,508,200	6,858,462

Increase in Net Assets	24,575,062	31,080,092

Net Assets:
Beginning of Period/Year	266,876,799	235,796,707
End of Period/Year	$291,451,861	$266,876,799

Share Activity:
Investor Class:
Shares Issued	2,032,131	1,905,755
Shares Reinvested	11,281	21,402
Shares Redeemed	(1,204,293)	(1,738,726)
Net Increase	839,119	188,431
Advisor Class:
Shares Issued	163,603	86,687
Shares Reinvested	290	1,382
Shares Redeemed	(317,274)	(211,432)
Net Decrease	(153,381)	(123,363)

See accompanying notes to financial statements.

Horizon U.S. Defensive Equity Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Period Ended May 31, 2022	For the Year Ended November 30, 2021
	(Unaudited)
Operations:
Net Investment Income	$393,097	$739,881
Net Realized Gain on Investments	4,705,427	42,206,376
Net Change in Unrealized Depreciation on Investments	(10,659,229)	(8,489,917)
Net Increase (Decrease) in Net Assets Resulting From Operations	(5,560,705)	34,456,340

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(27,097,405)	(630,763)
Advisor Class	(116,302)	(2,114)
Total Distributions to Shareholders	(27,213,707)	(632,877)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	33,821,442	67,919,425
Advisor Class	36,720	471,245
Distributions Reinvested
Investor Class	27,092,996	630,700
Advisor Class	108,577	1,793
Cost of Shares Redeemed
Investor Class	(45,057,380)	(179,674,447)
Advisor Class	(289,330)	(794,678)
Net Increase (Decrease) in Net Assets Resulting From Beneficial Interest Transactions	15,713,025	(111,445,962)

Decrease in Net Assets	(17,061,387)	(77,622,499)

Net Assets:
Beginning of Period/Year	128,993,383	206,615,882
End of Period/Year	$111,931,996	$128,993,383

Share Activity:
Investor Class:
Shares Issued	1,266,623	2,194,419
Shares Reinvested	960,404	23,010
Shares Redeemed	(1,720,235)	(5,958,565)
Net Increase (Decrease)	506,792	(3,741,136)
Advisor Class:
Shares Issued	1,309	15,089
Shares Reinvested	3,853	65
Shares Redeemed	(11,349)	(25,777)
Net Decrease	(6,187)	(10,623)

See accompanying notes to financial statements.

Horizon ESG Defensive Core Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Period Ended May 31, 2022	For the Year Ended November 30, 2021
	(Unaudited)
Operations:
Net Investment Income	$138,366	$246,460
Net Realized Gain (Loss) on Investments	(1,322,257)	3,842,643
Net Change in Unrealized Appreciation (Depreciation) on Investments	(15,199,707)	9,409,842
Net Increase (Decrease) in Net Assets Resulting From Operations	(16,383,598)	13,498,945

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(3,104,199)	(129,856)
Advisor Class	(907,265)	(116,569)
Total Distributions to Shareholders	(4,011,464)	(246,425)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	51,680,247	116,890,815
Advisor Class	18,384,185	33,554,687
Distributions Reinvested
Investor Class	3,103,217	129,856
Advisor Class	904,064	116,569
Cost of Shares Redeemed
Investor Class	(33,771,453)	(10,958,613)
Advisor Class	(20,816,354)	(5,733,229)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	19,483,906	134,000,085

Increase (Decrease) in Net Assets	(911,156)	147,252,605

Net Assets:
Beginning of Period/Year	155,520,156	8,267,551
End of Period/Year	$154,609,000	$155,520,156

Share Activity:
Investor Class:
Shares Issued	1,516,067	3,505,622
Shares Reinvested	84,144	4,473
Shares Redeemed	(1,023,936)	(314,559)
Net Increase	576,275	3,195,536
Advisor Class:
Shares Issued	532,518	995,465
Shares Reinvested	24,594	4,025
Shares Redeemed	(632,201)	(169,431)
Net Increase (Decrease)	(75,089)	830,059

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund

Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Period Ended May 31, 2022		For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018		For the Year Ended November 30, 2017
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$16.17		$14.07	$12.61	$12.68	$14.20		$11.56
Income From Investment Operations:
Net investment income (c,f)	0.07		0.06	0.09	0.08	0.07	(h)	0.08
Net gain (loss) from investments (both realized and unrealized)	(1.11)		2.96	1.46	0.65	(0.02	)(h)	2.66
Total from investment operations	(1.04)		3.02	1.55	0.73	0.05		2.74

Less Distributions:
From net investment income	(0.10)		(0.07)	(0.09)	(0.08)	(0.07)		(0.10)
From net realized gains	(2.09)		(0.85)	—	(0.72)	(1.50)		—
Total Distributions	(2.19)		(0.92)	(0.09)	(0.80)	(1.57)		(0.10)

Net Asset Value, Beginning of Period/Year	$12.94		$16.17	$14.07	$12.61	$12.68		$14.20

Total Return	(7.99	)%(j)	22.63%	12.32%	7.23%	0.46%		23.76%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$738,779		$729,517	$521,477	$508,839	$477,097		$393,833
Ratio to average net assets:
Gross expenses (d,e)	1.20	%(i)	1.23%	1.25%	1.21%	1.28	%(g)	1.48%
Net expenses (a,d)	1.12	%(i)	1.14%	1.20%	1.24%	1.27	%(g)	1.36	%(b)
Net investment income net of reimbursement (recapture) and securities lending expense offset (d,f)	1.01	%(i)	0.35%	0.75%	0.66%	0.56%		0.61%
Portfolio turnover rate	92	%(j)	142%	208%	279%	256%		168%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.01%, 0.00%, and 0.00%, respectively.

(b)	Effective July 1, 2017, Shareholder Servicing Fees for Investor Class shares decreased from 0.25% to 0.10% of average daily net assets.

(c)	Per share amounts are calculated using the average shares method.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(f)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(g)	Effective March 30, 2018, the Operating Expense Limit for the Investor Class decreased from 1.27% to 1.17%. This excludes 0.10% of Shareholder Servicing Fees (See Note 3).

(h)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(i)	Annualized.

(j)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Period Ended May 31, 2022		For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018		For the Year Ended November 30, 2017
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$16.10		$14.01	$12.55	$12.62	$14.16		$11.56
Income From Investment Operations:
Net investment income (b,f)	0.06		0.03	0.08	0.07	0.05	(e)	0.05
Net gain (loss) from investments (both realized and unrealized)	(1.10)		2.95	1.45	0.65	(0.02	)(e)	2.68
Total from investment operations	(1.04)		2.98	1.53	0.72	0.03		2.73

Less Distributions:
From net investment income	(0.09)		(0.04)	(0.07)	(0.07)	(0.07)		(0.13)
From net realized gains	(2.09)		(0.85)	—	(0.72)	(1.50)		—
Total Distributions	(2.18)		(0.89)	(0.07)	(0.79)	(1.57)		(0.13)

Net Asset Value, End of Period/Year	$12.88		$16.10	$14.01	$12.55	$12.62		$14.16

Total Return	(8.05	)%(i)	22.43%	12.24%	7.12%	0.29%		23.64%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$3,613		$3,893	$10,052	$7,879	$7,187		$5,084
Ratio to average net assets:
Gross expenses (c,d)	1.35	%(h)	1.38%	1.41%	1.39%	1.43	%(g)	1.55%
Net expenses (a,c)	1.27	%(h)	1.29%	1.25%	1.39%	1.42	%(g)	1.42%
Net investment income net of reimbursement (recapture) and securities lending expense offset (c,f)	0.85	%(h)	0.21%	0.63%	0.57%	0.38%		0.35%
Portfolio turnover rate	92	%(i)	142%	208%	279%	256%		168%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(f)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(g)	Effective March 30, 2018, the Operating Expense Limit for the Advisor Class decreased from 1.42% to 1.17% and now excludes 0.25% of Distribution Fees (12b-1) (See Note 3).

(h)	Annualized.

(i)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Institutional Class
	For the Period Ended May 31, 2022		For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018		For the Year Ended November 30, 2017
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$16.23		$14.11	$12.64	$12.71	$14.22		$11.59
Income From Investment Operations:
Net investment income (b,f)	0.05		0.08	0.12	0.10	0.09	(e)	0.05
Net gain (loss) from investments (both realized and unrealized)	(1.08)		2.97	1.44	0.65	(0.03	)(e)	2.71
Total from investment operations	(1.03)		3.05	1.56	0.75	0.06		2.76

Less Distributions:
From net investment income	(0.12)		(0.08)	(0.09)	(0.10)	(0.07)		(0.13)
From net realized gains	(2.09)		(0.85)	—	(0.72)	(1.50)		—
Total Distributions	(2.21)		(0.93)	(0.09)	(0.82)	(1.57)		(0.13)

Net Asset Value, End of Period/Year	$12.99		$16.23	$14.11	$12.64	$12.71		$14.22

Total Return	(7.94	)%(h)	22.82%	12.44%	7.33%	0.55%		23.92%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$21,930		$8,894	$1,732	$28,631	$30,230		$29,010
Ratio to average net assets:
Gross expenses (c,d)	1.09	%(g)	1.13%	1.16%	1.14%	1.18%		1.30%
Net expenses (a,c)	1.01	%(g)	1.05%	1.01%	1.16%	1.17%		1.17%
Net investment income net of reimbursement (recapture) and securities lending expense offset (c,f)	0.67	%(g)	0.47%	1.01%	0.80%	0.68%		0.38%
Portfolio turnover rate	92	%(h)	142%	208%	279%	256%		168%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(f)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Period Ended May 31, 2022		For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018		For the Year Ended November 30, 2017
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$26.13		$21.74	$21.38	$21.69	$22.80		$19.31
Income From Investment Operations:
Net investment income (c,f)	0.09		0.08	0.16 (h)	0.12	0.13		0.12
Net gain (loss) from investments (both realized and unrealized)	(2.28)		4.39	0.42 (h)	0.33	(0.21)		3.54
Total from investment operations	(2.19)		4.47	0.58	0.45	(0.08)		3.66

Less Distributions:
From net investment income	(0.17)		(0.08)	(0.22)	(0.12)	(0.12)		(0.17)
From net realized gains	(1.90)		—	—	(0.64)	(0.91)		—
Total Distributions	(2.07)		(0.08)	(0.22)	(0.76)	(1.03)		(0.17)

Net Asset Value, End of Period/Year	$21.87		$26.13	$21.74	$21.38	$21.69		$22.80

Total Return	(9.44	)%(j)	20.64%	2.71%	2.52%	(0.31)%		19.05%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$1,209,400		$1,156,627	$764,775	$738,854	$682,077		$418,227
Ratio to average net assets:
Gross expenses (d,e)	1.19	%(i)	1.22%	1.25%	1.20%	1.28	%(g)	1.49%
Net expenses (a,d)	1.14	%(i)	1.16%	1.20%	1.24%	1.27	%(g)	1.35	%(b)
Net investment income net of reimbursement (recapture) and securities lending expense offset (d,f)	0.72	%(i)	0.34%	0.81%	0.60%	0.58%		0.58%
Portfolio turnover rate	179	%(j)	108%	462%	368%	275%		143%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.

(b)	Effective July 1, 2017, Shareholder Servicing Fees for Investor Class shares decreased from 0.25% to 0.10% of average daily net assets.

(c)	Per share amounts are calculated using the average shares method.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(f)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(g)	Effective March 30, 2018, the Operating Expense Limit for the Investor Class decreased from 1.27% to 1.17%. This excludes 0.10% of Shareholder Servicing Fees (See Note 3).

(h)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statement of Operations.

(i)	Annualized.

(j)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Period Ended May 31, 2022		For the Year Ended November 30, 2021	For the Year Ended November 30, 2020		For the Year Ended November 30, 2019	For the Year Ended November 30, 2018		For the Year Ended November 30, 2017
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$26.08		$21.73	$21.36		$21.66	$22.78		$19.30
Income From Investment Operations:
Net investment income (loss) (b,e)	0.08		0.05	(0.04	)(g)	0.10	0.11		0.11
Net gain (loss) from investments (both realized and unrealized)	(2.28)		4.37	0.57	(g)	0.32	(0.23)		3.54
Total from investment operations	(2.20)		4.42	0.53		0.42	(0.12)		3.65

Less Distributions:
From net investment income	(0.15)		(0.07)	(0.16)		(0.08)	(0.09)		(0.17)
From net realized gains	(1.90)		—	—		(0.64)	(0.91)		—
Total Distributions	(2.05)		(0.07)	(0.16)		(0.72)	(1.00)		(0.17)

Net Asset Value, End of Period/Year	$21.83		$26.08	$21.73		$21.36	$21.66		$22.78

Total Return	(9.49	)%(i)	20.41%	2.50%		2.37%	(0.46)%		19.03%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$7,164		$8,312	$6,399		$177	$388		$347
Ratio to average net assets:
Gross expenses (c,d)	1.34	%(h)	1.37%	1.43%		1.38%	1.43	%(f)	1.56%
Net expenses (a,c)	1.29	%(h)	1.31%	1.37%		1.42%	1.42	%(f)	1.42%
Net investment income (loss) net of reimbursement (recapture) and securities lending expense offset (c,e)	0.64	%(h)	0.21%	(0.18)%		0.49%	0.48%		0.53%
Portfolio turnover rate	179	%(i)	108%	462%		368%	275%		143%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(f)	Effective March 30, 2018, the Operating Expense Limit for the Advisor Class decreased from 1.42% to 1.17%. This excludes 0.25% of Distribution Fees (12b-1) (See Note 3).

(g)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statement of Operations.

(h)	Annualized.

(i)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Institutional Class
	For the Period Ended May 31, 2022		For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018	For the Year Ended November 30, 2017
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$26.19		$21.79	$21.43	$21.72	$22.84	$19.33
Income From Investment Operations:
Net investment income (loss) (b,e)	0.10		0.13	0.23 (f)	0.10	0.14	(0.14)
Net gain (loss) from investments (both realized and unrealized)	(2.29)		4.37	0.36 (f)	0.39	(0.20)	3.86
Total from investment operations	(2.19)		4.50	0.59	0.49	(0.06)	3.72

Less Distributions:
From net investment income	(0.19)		(0.10)	(0.23)	(0.14)	(0.15)	(0.21)
From net realized gains	(1.90)		—	—	(0.64)	(0.91)	—
Total Distributions	(2.09)		(0.10)	(0.23)	(0.78)	(1.06)	(0.21)

Net Asset Value, End of Period/Year	$21.91		$26.19	$21.79	$21.43	$21.72	$22.84

Total Return	(9.42	)%(h)	20.75%	2.78%	2.70%	(0.21)%	19.31%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$32,599		$34,320	$40,562	$62,964	$22,714	$6,633
Ratio to average net assets:
Gross expenses (c,d)	1.09	%(g)	1.12%	1.15%	1.13%	1.19%	1.35%
Net expenses (a,c)	1.04	%(g)	1.06%	1.09%	1.08%	1.14%	1.17%
Net investment income (loss) net of reimbursement (recapture) and securities lending expense offset (c,e)	0.84	%(g)	0.54%	1.14%	0.47%	0.61%	(0.62)%
Portfolio turnover rate	179	%(h)	108%	462%	368%	275%	143%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(f)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statement of Operations.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Period Ended May 31, 2022		For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018		For the Year Ended November 30, 2017
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$9.72		$9.90	$9.44	$9.13	$9.73		$9.56
Income From Investment Operations:
Net investment income (c,f)	0.07		0.19	0.18	0.29	0.30		0.25
Net gain (loss) from investments (both realized and unrealized)	(1.11)		(0.18)	0.50	0.31	(0.64)		0.17
Total from investment operations	(1.04)		0.01	0.68	0.60	(0.34)		0.42

Less Distributions:
From net investment income	(0.11)		(0.19)	(0.22)	(0.29)	(0.26)		(0.25)
Total Distributions	(0.11)		(0.19)	(0.22)	(0.29)	(0.26)		(0.25)

Net Asset Value, End of Period/Year	$8.57		$9.72	$9.90	$9.44	$9.13		$9.73

Total Return	(10.76	)%(i)	0.11%	7.29%	6.78%	(3.58)%		4.39%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$418,158		$432,982	$430,958	$272,400	$275,992		$200,521
Ratio to average net assets:
Gross expenses (d,e)	0.99	%(h)	1.03%	1.05%	1.03%	1.09	%(g)	1.21%
Net expenses (a,d)	0.85	%(h)	0.95%	0.90%	0.88%	0.98	%(g)	1.18	%(b)
Net investment income net of reimbursement (recapture) and securities lending expense offset (d,f)	1.51	%(h)	1.98%	1.87%	3.13%	3.16%		2.54%
Portfolio turnover rate	95	%(i)	93%	225%	167%	155%		175%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest and dividend expense which was 0.00%, 0.00%, 0.01%, 0.00%, 0.00%, and 0.00%, respectively.

(b)	Effective July 1, 2017, Shareholder Servicing Fees for Investor Class shares decreased from 0.25% to 0.10% of average daily net assets.

(c)	Per share amounts are calculated using the average shares method.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(f)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(g)	Effective March 30, 2018, the Operating Expense Limit for the Investor Class decreased from 1.09% to 0.99%. This excludes 0.10% of Shareholder Servicing Fees (See Note 3).

(h)	Annualized.

(i)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Period Ended May 31, 2022		For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018		For the Year Ended November 30, 2017
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$9.77		$9.95	$9.47	$9.16	$9.76		$9.60
Income From Investment Operations:
Net investment income (b,e)	0.06		0.18	0.18	0.26	0.29		0.13
Net gain (loss) from investments (both realized and unrealized)	(1.10)		(0.18)	0.47	0.32	(0.63)		0.28
Total from investment operations	(1.04)		(0.00)	0.65	0.58	(0.34)		0.41

Less Distributions:
From net investment income	(0.10)		(0.18)	(0.17)	(0.27)	(0.26)		(0.25)
Total Distributions	(0.10)		(0.18)	(0.17)	(0.27)	(0.26)		(0.25)

Net Asset Value, End of Period/Year	$8.63		$9.77	$9.95	$9.47	$9.16		$9.76

Total Return	(10.71	)%(h)	(0.05)%	6.96%	6.53%	(3.58)%		4.31%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$3,789		$4,391	$3,896	$2,328	$1,587		$661
Ratio to average net assets:
Gross expenses (c,d)	1.14	%(g)	1.18%	1.17%	1.20%	1.24	%(f)	1.32%
Net expenses (a,c)	1.00	%(g)	1.10%	1.06%	1.05%	1.04	%(f)	1.24%
Net investment income net of reimbursement (recapture) and securities lending expense offset (c,e)	1.37	%(g)	1.82%	1.90%	2.79%	3.07%		1.37%
Portfolio turnover rate	95	%(h)	93%	225%	167%	155%		175%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(f)	Effective March 30, 2018, the Operating Expense Limit for the Advisor Class decreased from 1.24% to 1.09%. This excludes 0.25% of Distribution Fees (12b-1) (See Note 3).

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Institutional Class
	For the Period Ended May 31, 2022		For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018	For the Year Ended November 30, 2017
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$9.68		$9.86	$9.43	$9.13	$9.72	$9.57
Income From Investment Operations:
Net investment income (b,e)	0.07		0.17	0.49 (f)	0.29	0.31	0.25
Net gain (loss) from investments (both realized and unrealized)	(1.09)		(0.15)	0.17 (f)	0.31	(0.63)	0.17
Total from investment operations	(1.02)		0.02	0.66	0.60	(0.32)	0.42

Less Distributions:
From net investment income	(0.12)		(0.20)	(0.23)	(0.30)	(0.27)	(0.27)
Total Distributions	(0.12)		(0.20)	(0.23)	(0.30)	(0.27)	(0.27)

Net Asset Value, End of Period/Year	$8.54		$9.68	$9.86	$9.43	$9.13	$9.72

Total Return	(10.62	)%(h)	0.20%	7.07%	6.83%	(3.33)%	4.41%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$1,729		$1,840	$184	$8,040	$7,488	$8,084
Ratio to average net assets:
Gross expenses (c,d)	0.89	%(g)	0.94%	0.93%	0.95%	0.99%	1.03%
Net expenses (a,c)	0.75	%(g)	0.85%	0.82%	0.80%	0.86%	0.99%
Net investment income net of reimbursement (recapture) and securities lending expense offset (c,e)	1.62	%(g)	1.74%	5.13%	3.15%	3.28%	2.53%
Portfolio turnover rate	95	%(h)	93%	225%	167%	155%	175%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(f)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statement of Operations.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Dividend Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Period Ended May 31, 2022		For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018	For the Period Ended November 30, 2017 (a)
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$63.02		$55.01	$58.58	$60.03	$59.15	$50.00
Income From Investment Operations:
Net investment income (c)	0.59		1.03	1.19	1.47	1.18 (e)	0.66
Net gain (loss) from investments (both realized and unrealized)	1.15		8.02	(3.25)	0.27 (h)	1.61 (e)	9.01
Total from investment operations	1.74		9.05	(2.06)	1.74	2.79	9.67

Less Distributions:
From net investment income	(0.87)		(1.04)	(1.29)	(1.14)	(1.13)	(0.52)
From net realized gains	(1.49)		—	(0.22)	(2.05)	(0.78)	—
Total Distributions	(2.36)		(1.04)	(1.51)	(3.19)	(1.91)	(0.52)

Net Asset Value, End of Period/Year	$62.40		$63.02	$55.01	$58.58	$60.03	$59.15

Total Return	2.70	%(g)	16.58%	(3.41)%	3.67%	4.72%	19.45	%(g)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$102,764		$123,269	$104,774	$156,452	$39,909	$24,509
Ratio to average net assets:
Gross expenses (d)	1.04	%(f)	1.06%	1.11%	1.09%	1.32%	2.33	%(f)
Net expenses (i)	1.04	%(f)	1.08%	1.09%	1.09%	1.09%	1.09	%(b,f)
Net investment income net of reimbursement (recapture) and securities lending expense offset	1.88	%(f)	1.67%	2.28%	2.59%	1.93%	1.24	%(f)
Portfolio turnover rate	58	%(g)	222%	376%	369%	320%	184	%(g)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since December 28, 2016 (Commencement of Operations).

(b)	Effective July 1, 2017, Shareholder Servicing Fees for Investor Class shares decreased from 0.25% to 0.10% of average daily net assets.

(c)	Per share amounts are calculated using the average shares method.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(f)	Annualized.

(g)	Not annualized.

(h)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statements of Operations due to share transactions for the period.

(i)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

See accompanying notes to financial statements.

Horizon Active Dividend Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Period Ended May 31, 2022		For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018	For the Period Ended November 30, 2017 (a)
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$63.04		$54.99	$58.56	$60.00	$59.13	$54.31
Income From Investment Operations:
Net investment income (b)	0.51		0.95	1.13	1.37	1.04 (d)	0.25
Net gain (loss) from investments (both realized and unrealized)	1.17		8.04	(3.28)	0.29 (g)	1.66 (d)	4.78
Total from investment operations	1.68		8.99	(2.15)	1.66	2.70	5.03

Less Distributions:
From net investment income	(0.77)		(0.94)	(1.21)	(1.05)	(1.05)	(0.21)
From net realized gains	(1.49)		—	(0.21)	(2.05)	(0.78)	—
Total Distributions	(2.26)		(0.94)	(1.42)	(3.10)	(1.83)	(0.21)

Net Asset Value, End of Period/Year	$62.46		$63.04	$54.99	$58.56	$60.00	$59.13

Total Return	2.60	%(f)	16.45%	(3.55)%	3.50%	4.57%	9.28	%(f)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$5,588		$10,941	$8,781	$27,452	$10,892	$3,353
Ratio to average net assets:
Gross expenses (c)	1.19	%(e)	1.21%	1.25%	1.24%	1.48%	2.12	%(e)
Net expenses (h)	1.24	%(e)	1.24%	1.24%	1.24%	1.24%	1.24	%(e)
Net investment income net of reimbursement (recapture) and securities lending expense offset	1.61	%(e)	1.52%	2.17%	2.42%	1.71%	1.01	%(e)
Portfolio turnover rate	58	%(f)	222%	376%	369%	320%	184	%(f)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since June 20, 2017 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)

Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(e)	Annualized.

(f)	Not annualized.

(g)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statements of Operations due to share transactions for the period.

(h)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

See accompanying notes to financial statements.

Horizon Defined Risk Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Period Ended May 31, 2022		For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Period Ended November 30, 2018 (a)
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$63.49		$56.98	$54.09	$51.00	$50.00
Income From Investment Operations:
Net investment income (b)	0.10		0.22	0.37	0.51	0.44
Net gain (loss) from investments (both realized and unrealized)	(3.80)		6.62	2.82	2.86	0.56
Total from investment operations	(3.70)		6.84	3.19	3.37	1.00

Less Distributions:
From net investment income	(0.18)		(0.33)	(0.30)	(0.17)	—
From net realized gains	—		—	—	(0.11)	—
Total Distributions	(0.18)		(0.33)	(0.30)	(0.28)	—

Net Asset Value, End of Period/Year	$59.61		$63.49	$56.98	$54.09	$51.00

Total Return	(6.11	)%(e)	12.06%	5.93%	6.69%	2.00	%(e)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$281,977		$247,061	$210,993	$163,322	$5,915
Ratio to average net assets:
Gross expenses (c)	1.07	%(d)	1.11%	1.12%	1.20%	2.28	%(d)
Net expenses (f)	1.08	%(d)	1.05%	1.04%	1.04%	1.04	%(d)
Net investment income net of reimbursement and securities lending expense offset	0.33	%(d)	0.35%	0.70%	0.99%	0.94	%(d)
Portfolio turnover rate	13	%(e)	27%	28%	10%	89	%(e)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since December 28, 2017 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	Annualized.

(e)	Not annualized.

(f)	The ratio of expenses to average net assets includes interest expense which was 0.04%, 0.01%, 0.00%, 0.00% and 0.00%, respectively.

See accompanying notes to financial statements.

Horizon Defined Risk Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Period Ended May 31, 2022		For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Period Ended November 30, 2018 (a)
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$63.45		$56.93	$54.06	$50.98	$50.58
Income From Investment Operations:
Net investment income (b)	0.04		0.13	0.29	0.42	0.31	(d)
Net gain (loss) from investments (both realized and unrealized)	(3.80)		6.62	2.82	2.87	0.09	(d)
Total from investment operations	(3.76)		6.75	3.11	3.29	0.40

Less Distributions:
From net investment income	(0.08)		(0.23)	(0.24)	(0.10)	—
From net realized gains	—		—	—	(0.11)	—
Total Distributions	(0.08)		(0.23)	(0.24)	(0.21)	—

Net Asset Value, End of Period/Year	$59.61		$63.45	$56.93	$54.06	$50.98

Total Return	(6.21	)%(f)	11.90%	5.78%	6.51%	0.77	%(f)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$9,475		$19,816	$24,804	$22,807	$9,173
Ratio to average net assets:
Gross expenses (c)	1.23	%(e)	1.26%	1.28%	1.37%	2.10	%(e)
Net expenses (g)	1.24	%(e)	1.20%	1.19%	1.19%	1.19	%(e)
Net investment income net of reimbursement and securities lending expense offset	0.13	%(e)	0.21%	0.56%	0.80%	0.75	%(e)
Portfolio turnover rate	13	%(f)	27%	28%	10%	89	%(f)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since February 2, 2018 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)

Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(e)	Annualized.

(f)	Not annualized.

(g)	The ratio of expenses to average net assets includes interest expense which was 0.05%, 0.01%, 0.00%, 0.00% and 0.00%, respectively.

See accompanying notes to financial statements.

Horizon U.S. Defensive Equity Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Period Ended May 31, 2022		For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Period Ended November 30, 2019 (a)
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$33.53		$27.19	$26.22	$25.00
Income From Investment Operations:
Net investment income (b)	0.08		0.15	0.12	0.12
Net gain (loss) from investments (both realized and unrealized)	(0.74)		6.27	0.91	1.10
Total from investment operations	(0.66)		6.42	1.03	1.22

Less Distributions:
From net investment income	(0.18)		(0.08)	(0.06)	—
From net realized gains	(6.94)		—	—	—
Total Distributions	(7.12)		(0.08)	(0.06)	—

Net Asset Value, End of Period/Year	$25.75		$33.53	$27.19	$26.22

Total Return	(3.82	)%(e)	23.70%	3.96%	4.88	%(e)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$111,673		$128,449	$205,886	$85,776
Ratio to average net assets:
Gross expenses (c)	1.11	%(d)	1.17%	1.14%	1.93	%(d)
Net expenses	1.09	%(d)	1.09%	1.09%	1.09	%(d)
Net investment income net of reimbursement and securities lending expense offset	0.61	%(d)	0.50%	0.49%	1.10	%(d)
Portfolio turnover rate	73	%(e)	218%	325%	0.11	%(e)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since June 26, 2019 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

Horizon U.S. Defensive Equity Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Period Ended May 31, 2022		For the Year Ended November 30, 2021	For the Period Ended November 30, 2020 (a)
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$33.46		$27.16	$26.23
Income From Investment Operations:
Net investment income (b)	0.05		0.10	0.04
Net gain (loss) from investments (both realized and unrealized)	(0.74)		6.27	0.89
Total from investment operations	(0.69)		6.37	0.93

Less Distributions:
From net investment income	(0.13)		(0.07)	—
From net realized gains	(6.94)		—	—
Total Distributions	(7.07)		(0.07)	—

Net Asset Value, End of Period/Year	$25.70		$33.46	$27.16

Total Return	(3.92	)%(e)	23.53%	3.55	%(e)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$259		$544	$730
Ratio to average net assets:
Gross expenses (c)	1.26	%(d)	1.32%	1.30	%(d)
Net expenses	1.24	%(d)	1.24%	1.24	%(d)
Net investment income net of reimbursement and securities lending expense offset	0.40	%(d)	0.34%	0.17	%(d)
Portfolio turnover rate	73	%(e)	218%	325%

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since January 31, 2020 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

Horizon ESG Defensive Core Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Period Ended May 31, 2022		For the Year Ended November 30, 2021	For the Period Ended November 30, 2020 (a)
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$36.09		$28.78	$25.00
Income From Investment Operations:
Net investment income (b)	0.03		0.11	0.19	(f)
Net gain (loss) from investments (both realized and unrealized)	(3.06)		8.01	3.59	(f)
Total from investment operations	(3.03)		8.12	3.78

Less Distributions:
From net investment income	(0.08)		(0.10)	—
From net realized gains	(0.84)		(0.71)	—
Total Distributions	(0.92)		(0.81)	—

Net Asset Value, End of Period/Year	$32.14		$36.09	$28.78

Total Return	(8.72	)%(e)	28.91%	15.12	%(e)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$125,663		$120,315	$3,985
Ratio to average net assets:
Gross expenses (c)	1.01	%(d)	1.09%	6.24	%(d)
Net expenses	1.04	%(d)	1.04%	1.04	%(d)
Net investment income net of reimbursement and securities lending expense offset	0.20	%(d)	0.32%	0.73	%(d)
Portfolio turnover rate	76	%(e)	29%	81	%(e)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since December 26, 2019 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	Annualized.

(e)	Not annualized.

(f)

Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

Horizon ESG Defensive Core Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Period Ended May 31, 2022		For the Year Ended November 30, 2021	For the Period Ended November 30, 2020 (a)
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$35.95		$28.69	$25.04
Income From Investment Operations:
Net investment income (b)	0.01		0.07	0.13	(f)
Net gain (loss) from investments (both realized and unrealized)	(3.06)		7.97	3.52	(f)
Total from investment operations	(3.05)		8.04	3.65

Less Distributions:
From net investment income	(0.05)		(0.07)	—
From net realized gains	(0.84)		(0.71)	—
Total Distributions	(0.89)		(0.78)	—

Net Asset Value, End of Period/Year	$32.01		$35.95	$28.69

Total Return	(8.80	)%(e)	28.69%	14.58	%(e)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$28,946		$35,205	$4,283
Ratio to average net assets:
Gross expenses (c)	1.16	%(d)	1.28%	4.56	%(d)
Net expenses	1.19	%(d)	1.19%	1.19	%(d)
Net investment income net of reimbursement and securities lending expense offset	0.04	%(d)	0.19%	0.52	%(d)
Portfolio turnover rate	76	%(e)	29%	81	%(e)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since January 8, 2020 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	Annualized.

(e)	Not annualized.

(f)

Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

Horizon Funds

Notes to Financial Statements (Unaudited)

May 31, 2022

1.	ORGANIZATION

The Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Active Dividend Fund, Horizon Defined Risk Fund, Horizon U.S. Defensive Equity Fund (formerly known as the Horizon Defensive Multi-Factor Fund) and Horizon ESG Defensive Core Fund (each a “Fund” and together the “Funds”) are each diversified series of shares of beneficial interest of Horizon Funds (the “Trust”), a Delaware business trust organized on May 21, 2015 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The investment objective of the Horizon Active Asset Allocation Fund is capital appreciation. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on January 31, 2012, September 4, 2015 and September 9, 2016, respectively. The investment objective of the Horizon Active Risk® Assist Fund is to capture the majority of the returns associated with equity market investments, while mitigating downside risk through use of a risk overlay strategy. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on August 29, 2014, September 4, 2015 and September 9, 2016, respectively. The investment objective of the Horizon Active Income Fund is income. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on September 30, 2013, February 8, 2016 and September 9, 2016, respectively. The investment objective of the Horizon Active Dividend Fund is capital appreciation and current income. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 28, 2016 and June 20, 2017, respectively. The investment objective of the Horizon Defined Risk Fund is capital appreciation and capital preservation. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 28, 2017 and February 2, 2018, respectively. The investment objective of the Horizon U.S. Defensive Equity Fund is to capture the majority of the returns associated with domestic equity market investments, while mitigating downside risk through use of a risk overlay strategy. The Fund presently offers Investor Class shares and Advisor Class shares which commenced operations on June 26, 2019 and January 31, 2020, respectively. The investment objective of the Horizon ESG Defensive Core Fund is to seek long-term growth of capital, current income and growth of income, while mitigating downside risk through use of a risk overlay strategy (the “Risk Assist® strategy”). The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 26, 2019 and January 8, 2020, respectively.

Each Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Funds value their investments and financial instruments at fair value as follows. In determining a Fund’s net asset value (“NAV”) per share, equity securities, including common stocks, preferred stocks, and exchange traded funds, for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If the NOCP is not available, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices on the primary exchange. When market quotations received are from an active market, the securities will be classified within Level 1 of the fair value hierarchy. If market quotations are not readily available, then securities are valued at fair value as determined by

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2022

the Board of Trustees of the Trust (“the Board”) or its delegate. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by the Adviser and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent fair value. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported NAVs. Purchased and written options are valued primarily at the 4:15 ET composite mean of the bid and the ask.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, as described above, are valued as determined in good faith in accordance with procedures approved by the Board.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Generally, these inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. For an option position, these inputs may include, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2022

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2022, for the Funds’ investments measured at value:

Horizon Active Asset Allocation Fund
Assets *	Level 1	Level 2	Level 3	Total
Investment Companies	$739,253,452	$—	$—	$739,253,452
Short-Term Investments	24,759,239	—	—	24,759,239
Investments Purchased With Proceeds From Securities Lending	240,825,029	—	—	240,825,029
Total	$1,004,837,720	$—	$—	$1,004,837,720

Horizon Active Risk Assist® Fund
Assets *	Level 1	Level 2	Level 3	Total
Investment Companies	$1,196,823,660	$—	$—	$1,196,823,660
Common Stocks	29,127,634	—	—	29,127,634
Purchased Call Options	—	2,745,000	—	2,745,000
Purchased Put Options	—	475,000	—	475,000
Short-Term Investments	47,669,459	—	—	47,669,459
Investments Purchased With Proceeds From Securities Lending	188,066,349	—	—	188,066,349
Total	$1,461,687,102	$3,220,000	$—	$1,464,907,102

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$—	$1,545,000	$—	$1,545,000
Written Put Options	—	200,000		$200,000
Total	$—	$1,745,000	$—	$1,745,000

Horizon Active Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Investment Companies	$420,034,342	$—	$—	$420,034,342
Short-Term Investments	3,604,780	—	—	3,604,780
Investments Purchased With Proceeds From Securities Lending	79,785,316	—	—	79,785,316
Total	$503,424,438	$—	$—	$503,424,438

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2022

Horizon Active Dividend Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$105,850,170	$—	$—	$105,850,170
Preferred Stocks	205,753	—	—	205,753
Short-Term Investments	2,024,306	—	—	2,024,306
Investments Purchased With Proceeds From Securities Lending	2,751,168	—	—	2,751,168
Total	$110,831,397	$—	$—	$110,831,397

Horizon Defined Risk Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$271,669,359	$—	$—	$271,669,359
Purchased Put Options	—	13,606,450	—	13,606,450
Short-Term Investments	10,996,965	—	—	10,996,965
Investments Purchased With Proceeds From Securities Lending	144,958	—	—	144,958
Total	$282,811,282	$13,606,450	$—	$296,417,732

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$—	$2,042,400	$—	$2,042,400
Written Put Options	—	3,732,400	—	3,732,400
Total	$—	$5,774,800	$—	$5,774,800

Horizon U.S. Defensive Equity Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$108,983,544	$—	$—	$108,983,544
Short-Term Investments	2,764,258	—	—	2,764,258
Total	$111,747,802	$—	$—	$111,747,802

Horizon ESG Defensive Core Fund
Assets *	Level 1	Level 2	Level 3	Total
Investment Companies	$45,589,380			$45,589,380
Common Stocks	105,337,860	$—	$—	105,337,860
Short-Term Investments	3,330,007	—	—	3,330,007
Total	$154,257,247	$—	$—	$154,257,247

*	Refer to the Portfolios of Investments for security classifications.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2022

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of registered investment company that is typically purchased and redeemed at NAV in large blocks of shares called “Creation Units”, and bought and sold in secondary markets on a securities exchange, where its shares trade like common stock. An index-based ETF represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Alternatively, ETFs may be actively managed in accordance with a particular investment strategy. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Funds enter into option contracts to meet the requirements of their trading activities. The risk in writing a call option is that the Funds may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

When a Fund writes a call or put option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call or put option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

A Fund may purchase put and call options. The Funds engage in options transactions on individual securities, ETFs, or indices to hedge against market declines or generate returns from falling asset prices. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such a favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The average quarterly value outstanding of purchased and written options during the period ended May 31, 2022, were as follows:

	Horizon Active Risk Assist® Fund	Horizon Defined Risk Fund
Purchased Options	$1,711,250	$12,240,138
Written Options	$932,500	$4,984,075

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2022

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of May 31, 2022:

Location on the Statements of Assets and Liabilities
Fund	Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Horizon Active Risk Assist® Fund	Equity Risk Contracts	Investments in Unaffiliated Securities, at Value	Options Written, at Value
Horizon Defined Risk Fund	Equity Risk Contracts	Investments in Unaffiliated Securities, at Value	Options Written, at Value

Horizon Active Risk Assist® Fund
Derivatives Investment Value
Purchased Options	$3,220,000
Written Options	$1,745,000

Horizon Defined Risk Fund
Derivatives Investment Value
Purchased Options	$13,606,450
Written Options	$5,774,800

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended May 31, 2022:

Derivative Investment Type	Location of Gain (Loss) on Derivatives in the Statements of Operations
Equity Risk contracts	Net realized gain (loss) from purchased options
Net realized gain (loss) from written options
Net change in unrealized appreciation (depreciation) on purchased options
Net change in unrealized appreciation (depreciation) on written options

Horizon Active Asset Allocation Fund
Realized gain on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(730,042)
Written Options	366,481
$(363,561)

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2022

Horizon Active Risk Assist® Fund
Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(7,951,728)
Written Options	2,095,529
$(5,856,199)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$4,097,319
Written Options	(294,387)
$(6,349,074)

Horizon Active Dividend Fund
Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(728,536)
Written Options	291,904
$(436,632)

Horizon Defined Risk Fund
Realized loss on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(4,574,753)
Written Options	8,360,907
$(3,786,154)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$4,811,936
Written Options	1,303,057
$6,114,993

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2022

Offsetting of Financial Assets and Derivative Liabilities

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged for the Funds as of May 31, 2022.

Horizon Active Risk Assist® Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/ Received		Net Amount
Written Options	$1,745,000	(1)	$—	$1,745,000	$—	$(1,745,000	)(2)	$—
Total	$1,745,000		$—	$1,745,000	$—	$(1,745,000)		$—

Horizon Defined Risk Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/ Received		Net Amount
Written Options	$5,774,800	(1)	$—	$5,774,800	$—	$(5,774,800	)(2)	$—
Total	$5,774,800		$—	$5,774,800	$—	$(5,774,800)		$—

(1)	Written options at value as presented in the Portfolios of Investments.
(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Due to the absence of a master netting agreement relating to the Funds’ participation in securities lending, no additional disclosures have been made on behalf of the Funds. Please reference Note 5 for collateral related to securities on loan.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income and expense is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Long-term capital gain distributions from investment companies if any, are recorded separately from dividend income. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method.

Investment in Other Investment Companies – To the extent that a Fund invests in other investment companies, shareholders may obtain a copy of the underlying investment companies’ financial statements on the EDGAR Database on the SEC’s internet site at http://www.sec.gov. Copies of information on the SEC’s internet site may also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2022

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

Federal Income Taxes – It is each Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken on the Funds’ 2021 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, North Carolina State and Delaware State; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually for the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Defined Risk, Horizon U.S. Defensive Equity Fund, and Horizon ESG Defensive Core Fund and quarterly for the Horizon Active Income Fund and Horizon Active Dividend Fund and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Shareholder Services Plan – The Board has adopted a shareholder serving plan (the “Plan”) for Investor Class Shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, and the Horizon Active Income Fund. The Plan allows the Funds to use part of their assets for shareholder servicing expenses. The Shareholder Servicing Expenses for the Investor Class shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, and Horizon Active Income Fund are currently 0.10% of average daily net assets. For these services, the Funds pay a fee up to 0.10% of average net assets attributable to Investor Class shares of the Funds on an annualized basis. Payments under the Plan are made for the provision of support services to shareholders, including administrative or other shareholder support services such as responding to customer inquiries or assisting the Funds in establishing or maintaining shareholder accounts and records. The entities providing shareholder services may provide such services directly, or may arrange for such services to be provided by another entity that has a servicing relationship with one or more shareholders. However, payments under the Plan are an operating expense of each Fund that is not subject to the expense limitation provided by the Adviser. Payments under the Plan may vary and are determined by the respective Fund in its sole discretion, in amounts up to 0.10% of the Fund’s average daily net assets attributable to Investor Class shares of the Fund on an annualized basis.

Rule 12b-1 – The Trust, with respect to all Funds, has adopted a Distribution Plan for Advisor Class shares of each Fund, and also for Investor Class shares of the Horizon Active Dividend Fund, Horizon Defined Risk Fund, the Horizon U.S. Defensive Equity Fund and the Horizon ESG Defensive Core Fund pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”). However, payments under the 12b-1 Plan are an operating expense of each Fund that is not subject to the expense limitation provided by the Adviser. The 12b-1 Plan provides for the payment of a distribution fee to Quasar Distributors, LLC (the “Distributor”) at an annualized rate of up to 0.25% of the average

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2022

daily net assets attributable to the applicable classes. During the period ended May 31, 2022 the distribution fees accrued for the Investor Class shares of the Horizon Active Dividend Fund, Horizon Defined Risk Fund, Horizon U.S. Defensive Equity Fund, Horizon ESG Defensive Core Fund and for the Advisor Class shares of all Funds were 0.10% and 0.25% of average daily net assets, respectively. During the period ended May 31, 2022, the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Active Dividend Fund, Horizon Defined Risk Fund, Horizon U.S. Defensive Equity Fund and Horizon ESG Defensive Core Fund Advisor Class shares incurred $5,009, $10,141, $5,221, $13,164, $25,163, $635, and $47,188, respectively, pursuant to the plan. During the period ended May 31, 2022, the Horizon Active Dividend Fund, Horizon Defined Risk Fund, Horizon U.S. Defensive Equity Fund and Horizon ESG Defensive Core Fund Investor Class shares incurred $61,472, $139,457, $63,829 and $64,420, respectively, pursuant to the plan. Investor Class shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund and Horizon Active Income Fund and Institutional Class shares of all Funds do not pay any 12b-1 distribution fees.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

General Risk – The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an Investment Advisory Agreement with each Fund (the “Advisory Agreements”), investment advisory services are provided to the Funds by Horizon Investments, LLC (the “Adviser”). Under the terms of the Advisory Agreements, the Adviser receives monthly fees calculated at an annual rate of 0.99% of the average daily net assets of the Horizon Active Asset Allocation Fund, 0.99% of the average daily net assets of the Horizon Active Risk Assist® Fund, 0.77% of the average daily net assets of the Horizon Active Income Fund, 0.75% of the average daily net assets of the Horizon Active Dividend Fund, 0.80% of the average daily net assets of the Horizon Defined Risk Fund, 0.80% of the average daily net assets of the Horizon U.S. Defensive Equity Fund and 0.75% of the average daily net assets up to $150,000,000 and 0.70% thereafter of the Horizon ESG Defensive Core Fund.

Pursuant to the Expense Limitation Agreement (the “Waiver Agreement”), the Adviser has agreed, until December 31, 2023 for the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Active Dividend Fund and Horizon Defined Risk Fund, and June 26, 2023 for the Horizon U.S. Defensive Equity Fund and Horizon ESG Defensive Core Fund, to waive a portion of the Fund’s advisory fee and has agreed to reimburse the Fund for other expenses to the extent that the aggregate expenses of every character, including but not limited to investment advisory fees of the Adviser (but excluding front-end or contingent sales loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expense on securities sold short; payments by the Fund, if any, under the Trust’s Rule 12b-1 Distribution Plan; payments by the

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2022

Fund, if any, under the Trust’s Shareholder Services Plan; expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses, such as litigation) incurred by a class of shares of the Fund in any fiscal year do not exceed the percentage of average daily net assets in the below table.

Fund	Investor	Advisor	Institutional
Horizon Active Asset Allocation Fund	1.17%	1.17%	1.17%
Horizon Active Risk Assist® Fund	1.17%	1.17%	1.17%
Horizon Active Income Fund	0.99%	0.99%	0.99%
Horizon Active Dividend Fund	0.99%	0.99%	0.99%
Horizon Defined Risk Fund	0.94%	0.94%	0.94%
Horizon U.S. Defensive Equity Fund	0.99%	0.99%	0.99%
Horizon ESG Defensive Core Fund	0.94%	0.94%	0.94%

Any fees waived or expenses reimbursed by the Adviser are subject to possible recoupment by the Adviser within 36 months after such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment.

The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through November 30 of the period indicated. During the period ended May 31, 2022, the Adviser recouped from Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Active Dividend Fund, Horizon Defined Risk Fund, Horizon U.S. Defensive Equity Fund, and the Horizon ESG Defensive Core Fund $0, $0, $0, $2,884, $64,512, $15,472, and $40,435 respectively.

Fund	2022	2023	2024	2025	Total
Horizon Active Asset Allocation Fund	$—	$—	$—	$—	$—
Horizon Active Risk Assist® Fund	—	—	—	—	—
Horizon Active Income Fund	—	—	—	—	—
Horizon Active Dividend Fund	—	1,461	1,062	—	2,523
Horizon Defined Risk Fund	61,671	159,403	141,014	45,649	407,737
Horizon U.S. Defensive Equity Fund	34,327	69,162	129,170	25,131	257,790
Horizon ESG Defensive Core Fund	—	60,339	64,630	10,930	135,899

Trustees – The Trust pays each Trustee of the Trust who is not an interested person an annual retainer of $60,000 for each fiscal year plus $10,000 for attendance at an in-person board meeting or $1,000 for attendance of a special meeting. In every instance, the cost of the fees are to be allocated among the participating Funds in accordance with a formula that takes into account the overall asset size of each affected Fund. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust.

Chief Compliance Officer Compensation – The Board of Trustees renewed the approval of a compensation policy with respect to the Trust’s Chief Compliance Officer pursuant to which the Horizon Funds and the Adviser each pay 50% of the Chief Compliance Officer’s salary, with the portion paid by the Horizon Funds allocated among the Funds in accordance with their relative net assets.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2022

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended May 31, 2022, were as follows:

Fund	Purchases	Sales
Horizon Active Asset Allocation Fund	$747,924,125	$681,026,798
Horizon Active Risk Assist® Fund	2,300,984,678	2,146,597,954
Horizon Active Income Fund	449,643,369	413,118,401
Horizon Active Dividend Fund	74,799,230	102,072,967
Horizon Defined Risk Fund	76,161,083	37,866,852
Horizon U.S. Defensive Equity Fund	91,830,371	104,975,879
Horizon ESG Defensive Core Fund	140,583,495	125,525,162

5.	SECURITIES LENDING

The Funds may lend domestic securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program effective December 20, 2017, which is administered by U.S. Bank N.A. (the “Custodian”). The net income to which the Funds are entitled may be used to offset against costs and other charges incurred by the Funds with the Custodian or its affiliates or, as directed in writing by the Funds, other service providers. Investment Advisory Fees, Shareholder Servicing Fees - Investor Class, Distribution Fees (12b-1) - Advisor Class and Distribution Fees (12b-1) - Investor Class as noted in the Statements of Operations are not eligible to be offset by securities lending income. The securities lending agreement requires that loans are collateralized in an amount equal to at least 102% at the outset of the loan and at least 100%, at all times thereafter, of the value of any loaned securities. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. Amounts earned from security lending is disclosed in each Fund’s Statement of Operations as a securities lending credit. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing year. Gain or loss on the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. During the period ended May 31, 2022, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2022

As of the period ended May 31, 2022, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan and Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
Horizon Active Asset Allocation Fund	$233,782,680	$240,825,029
Horizon Active Risk Assist® Fund	183,407,331	188,066,349
Horizon Active Income Fund	77,576,609	79,785,316
Horizon Active Dividend Fund	2,679,961	2,751,168
Horizon Defined Risk Fund	138,913	144,958
Horizon U.S. Defensive Equity Fund	—	—
Horizon ESG Defensive Core Fund	—	—

*

The cash collateral received was invested in the First American Government Obligations Fund, Class X, with an overnight and continuous maturity, as shown on the Portfolios of Investments. These amounts were not included in the offsetting disclosures in Note 2 (Offsetting of Financial Assets and Derivative Liabilities).

6.	LINE OF CREDIT ARRANGEMENT

Throughout the period ended May 31, 2022, and renewed effective February 24, 2022, the Funds are party to an unsecured line of credit arrangement with the Custodian. The Loan Agreement has an expiration date of February 23, 2023, under which borrowing is limited to the lesser of 15% of the market value of a Fund, 33.33% of the market value of specific marketable securities of a Fund acceptable to the Custodian, or $75,000,000 for all the Funds subject to the line of credit. The Funds may utilize the line of credit for temporary or emergency purposes, primarily for financing redemption payments. The applicable Funds have authorized the Custodian to charge any of the Funds subject to the line of credit for any missed payments by the Funds. The Funds will be charged the prime rate, which was 4.00% as of May 31, 2022, if they borrow. For the period ended May 31, 2022, the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Dividend Fund, Horizon Defined Risk Fund, Horizon ESG Defensive Core Fund Horizon U.S. Defensive Equity Fund had average borrowings of $65,929, $69,951, $459,305, $229,450, $273,848, and $234,286 and the weighted average interest rate on the line of credit borrowings was 3.25%, 3.25%, 3.25%, 3.25%, 3.25% and 3.25%, respectively. The Horizon Active Income Fund did not borrow on the line of credit during the period. On December 29, 2021, the Horizon Active Asset Allocation Fund had borrowings of $2,201,000, on December 28, 2021, the Horizon Active Risk Assist® Fund had borrowings of $7,288,000, on May 6, 2022, the Horizon Active Dividend Fund had borrowings of $11,822,000, on May 10, 2022, the Horizon Defined Risk Fund had borrowings of $29,534,000, on May 6, 2022, the Horizon ESG Defensive Core Fund had borrowings of $12,177,000, and on May 6, 2022, the Horizon U.S. Defensive Equity Fund had borrowings of $9,780,000, which represent the largest borrowing amounts, respectively, during the period ended May 31, 2022.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2022

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended November 30, 2021 and November 30, 2020 was as follows:

	For the year or period ended November 30, 2021
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Horizon Active Asset Allocation Fund	$11,524,013	$22,927,633	$—	$34,451,646
Horizon Active Risk Assist® Fund	3,105,159	—	—	3,105,159
Horizon Active Income Fund	8,171,885	—	—	8,171,885
Horizon Active Dividend Fund	2,122,545	—	—	2,122,545
Horizon Defined Risk Fund	1,324,806	—	—	1,324,806
Horizon U.S. Defensive Equity Fund	632,877	—	—	632,877
Horizon ESG Defensive Core Fund	244,508	1,917	—	246,425

	For the year or period ended November 30, 2020
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Horizon Active Asset Allocation Fund	$3,747,366	$—	$—	$3,747,366
Horizon Active Risk Assist® Fund	8,258,860	—	—	8,258,860
Horizon Active Income Fund	6,637,845	—	—	6,637,845
Horizon Active Dividend Fund	4,329,453	—	—	4,329,454
Horizon Defined Risk Fund	1,013,067	—	—	1,013,067
Horizon U.S. Defensive Equity Fund	218,854	1,921	—	220,775

On December 27, 2021, the Funds paid the following per share income distributions:

Fund	Investor Class	Advisor Class	Institutional Class
Horizon Active Asset Allocation Fund	$0.10294122	$0.08866054	$0.11760711
Horizon Active Risk Assist® Fund	0.17086103	0.15055734	0.19427870
Horizon Active Income Fund	0.06935763	0.06294350	0.07412811
Horizon Active Dividend Fund	0.38731034	0.35401965	—
Horizon Defined Risk Fund	0.18484434	0.07716831	—
Horizon U.S. Defensive Equity Fund	0.17815432	0.12821188	—
Horizon ESG Defensive Core Fund	0.08134614	0.05098116	—

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2022

On December 27, 2021, the Funds paid the following capital gains distributions from each class:

Fund	Short-Term*	Long-Term
Horizon Active Asset Allocation Fund	$1.71684	$0.37406
Horizon Active Risk Assist® Fund	1.86317	0.03215
Horizon Active Income Fund	—	—
Horizon Active Dividend Fund	0.86828	0.62369
Horizon Defined Risk Fund	—	—
Horizon U.S. Defensive Equity Fund	6.94071	—
Horizon ESG Defensive Core Fund	0.72745	0.11286

*	Short-Term Capital Gains distributions are considered income distributions for tax purposes.

The cost basis of investments, purchased options and options written for federal income tax purposes at November 30, 2021, were as follows:

Fund	Cost of Investments, Purchased Options and Written Options	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Horizon Active Asset Allocation Fund	$847,122,356	$62,501,742	$(8,604,444)	$53,897,298
Horizon Active Risk Assist® Fund	1,266,015,721	116,301,663	(12,753,218)	103,548,445
Horizon Active Income Fund	545,091,971	3,618,598	(5,093,662)	(1,475,064)
Horizon Active Dividend Fund	148,140,225	6,817,788	(5,265,012)	1,552,776
Horizon Defined Risk Fund	213,531,260	71,820,705	(4,864,449)	66,956,256
Horizon U.S. Defensive Equity Fund	128,716,585	14,105,094	(2,735,201)	11,369,893
Horizon ESG Defensive Core Fund	161,830,722	17,702,791	(7,457,898)	10,244,893

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2022

As of November 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Other Book/Tax Differences	Post October Loss and Late Year Loss	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Horizon Active Asset Allocation Fund	$80,044,605	$17,314,998	$—	$(3)	$—	$53,897,298	$151,256,898
Horizon Active Risk Assist® Fund	87,085,296	1,488,687	—	1	—	103,548,445	192,122,429
Horizon Active Income Fund	2,002,187	—	—	(5,893,600)	—	(1,475,064)	(5,366,477)
Horizon Active Dividend Fund	2,360,630	1,327,796	—	—	—	1,552,776	5,241,192
Horizon Defined Risk Fund	664,370	—	—	(22,679,068)	—	66,956,256	44,941,558
Horizon U.S. Defensive Equity Fund	27,134,794	—	—	1	—	11,369,893	38,504,688
Horizon ESG Defensive Core Fund	3,431,345	494,960	—	—	—	10,244,893	14,171,198

The difference between book and tax basis unrealized appreciation/depreciation is attributable to mark to market and/or the tax deferral of losses on various investments.

At November 30, 2021, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring
Fund	Short-Term	Long-Term	Total
Horizon Active Asset Allocation Fund	$—	$—	$—
Horizon Active Risk Assist® Fund	—	—	—
Horizon Active Income Fund	4,915,665	977,935	5,893,600
Horizon Active Dividend Fund	—	—	—
Horizon Defined Risk Fund	21,331,664	1,151,254	22,482,918
Horizon U.S. Defensive Equity Fund	—	—	—
Horizon ESG Defensive Core Fund	—	—	—

The Horizon Active Dividend Fund, Horizon Active Income Fund, Horizon Active Risk Assist®, Horizon U.S. Defensive Equity Fund, and Horizon Defined Risk Fund utilized capital loss carry forwards of $21,341,761, $4,806,596, $42,769,033, $3,133,467, and $10,403,244 respectively during the fiscal year.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2022

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. These reclassifications were due to the use of equalization. Each Fund may use earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. For the year ended November 30, 2021, the following table shows the reclassifications made:

Fund	Distributable Earnings/ (Accumulated Deficit)	Paid In Capital
Horizon Active Asset Allocation Fund	$(8,014,608)	$8,014,608
Horizon Active Risk Assist® Fund	(6,965,412)	6,965,412
Horizon Active Income Fund	24.483	(24,483)
Horizon Active Dividend Fund	(116,939)	116,939
Horizon Defined Risk Fund	—	—
Horizon U.S. Defensive Equity Fund	(11,068,223)	11,068,232
Horizon ESG Defensive Core Fund	(177,107)	177,107

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2022, the Funds had omnibus shareholder accounts (comprised of a group of individual shareholders), which amounted to more than 25% of the total shares outstanding of the respective Fund. There was one individual shareholder of record who owned more than 5% of the outstanding shares of beneficial interest of the Horizon ESG Defensive Core Fund Investor Class. This shareholder did not own more than 5% of the outstanding shares of beneficial interest of the Fund. No other individual shareholders of record owned more than 5% of the outstanding shares of beneficial interest of a Fund or Class of shares of a Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of a Fund.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

Horizon Funds

Disclosure of Fund Expenses (Unaudited)

May 31, 2022

As a shareholder of the Funds you incur ongoing costs, including management fees, sales charges, and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The column labeled “Actual” of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The column labeled “Hypothetical” of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio [1]	Beginning Account Value 12/1/2021	Ending Account Value 5/31/2022	Expenses Paid During Period	Ending Account Value 5/31/2022	Expenses Paid During Period [2]
Horizon Active Asset Allocation - Investor Class	1.20%	$ 1,000.00	$ 920.08	$ 5.74	$ 1,018.95	$ 6.04
Horizon Active Asset Allocation - Advisor Class	1.35%	$ 1,000.00	$ 919.51	$ 6.46	$ 1,018.20	$ 6.79
Horizon Active Asset Allocation - Institutional Class	1.09%	$ 1,000.00	$ 920.62	$ 5.22	$ 1,019.50	$ 5.49
Horizon Active Risk Assist® - Investor Class	1.19%	$ 1,000.00	$ 906.01	$ 5.65	$ 1,019.00	$ 5.99
Horizon Active Risk Assist® - Advisor Class	1.34%	$ 1,000.00	$ 905.49	$ 6.37	$ 1,018.25	$ 6.74
Horizon Active Risk Assist® - Institutional Class	1.09%	$ 1,000.00	$ 906.25	$ 5.18	$ 1,019.50	$ 5.49
Horizon Active Income - Investor Class	0.99%	$ 1,000.00	$ 892.41	$ 4.67	$ 1,020.00	$ 4.99
Horizon Active Income - Advisor Class	1.14%	$ 1,000.00	$ 892.86	$ 5.38	$ 1,019.25	$ 5.74
Horizon Active Income - Institutional Class	0.89%	$ 1,000.00	$ 893.79	$ 4.20	$ 1,020.49	$ 4.48
Horizon Active Dividend - Investor Class	1.04%	$ 1,000.00	$ 1,027.04	$ 5.26	$ 1,019.75	$ 5.24
Horizon Active Dividend - Advisor Class	1.24%	$ 1,000.00	$ 1,026.04	$ 6.26	$ 1,018.75	$ 6.24
Horizon Defined Risk - Investor Class	1.08%	$ 1,000.00	$ 938.88	$ 5.22	$ 1,019.50	$ 5.44
Horizon Defined Risk - Advisor Class	1.24%	$ 1,000.00	$ 937.93	$ 5.99	$ 1,018.75	$ 6.24
Horizon U.S. Defensive Equity - Investor Class	1.09%	$ 1,000.00	$ 961.77	$ 5.33	$ 1,019.50	$ 5.49
Horizon U.S. Defensive Equity - Advisor Class	1.24%	$ 1,000.00	$ 960.75	$ 6.06	$ 1,018.75	$ 6.24
Horizon ESG Defensive Core - Investor Class	1.05%	$ 1,000.00	$ 912.81	$ 5.01	$ 1,019.70	$ 5.29
Horizon ESG Defensive Core - Advisor Class	1.20%	$ 1,000.00	$ 911.99	$ 5.72	$ 1,018.95	$ 6.04

[1]	The expense ratio excludes securities lending offset.

[2]

Expenses Paid During the Period are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days, and divided by 365 (to reflect the number of days in the period).

Horizon Funds

Statement Regarding Liquidity Risk Management Program (Unaudited)

May 31, 2022

The Funds have adopted and implemented a written liquidity risk management program (the “Program”) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Liquidity Rule requires that each Fund establish a liquidity risk management program in order to effectively manage the Fund’s liquidity and shareholder redemptions. The Liquidity Rule is designed to mitigate the risk that a Fund could not meet redemption requests without significantly diluting the interests of its remaining investors.

The Liquidity Rule requires the Funds to assess, manage and review their liquidity risk at least annually, considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. Each Fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

●	Highly liquid investments – cash or convertible to cash within three business days or less
●	Moderately liquid investments – convertible to cash in three to seven calendar days
●	Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
●	Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors, including various market, trading and investment- specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a Fund’s illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the review period, no Fund exceeded the 15% limit on illiquid investments.

The Liquidity Rule also requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or “HLIM”). The Program includes provisions for determining, periodically reviewing and complying with the HLIM requirement as applicable. During the review period, each Fund primarily held highly liquid investments and therefore was exempt from the requirement to adopt an HLIM and to comply with the related requirements under the Liquidity Rule.

Pursuant to the Liquidity Rule’s requirements, the Program has been reviewed and approved by the Funds’ Board of Trustees. At a recent meeting of the Fund’s Board of Trustees, the Board received a written report prepared by the Program’s Administrator that addressed the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

The report included that, during the reporting period, the were no changes made to the Program, there were no material liquidity events that impacted any Fund, and each Fund held sufficient highly liquid assets to meet Fund redemptions.

The report concluded that the Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into account the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

The report also concluded that the Program, including the HLIM where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk.

Horizon Funds

Additional Information (Unaudited)

May 31, 2022

Interested Trustees and Officers
Name, Address* and Year of Birth	Position/ Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
John Drahzal** Year of Birth: 1966	Interested Trustee Indefinite Term of Office (since 2021) and President; One Year Term of Office (since 2021)	CEO and President of Horizon Investments, LLC (CEO November 2021 - present and President December 2020 - present); President of Horizon Investments, LLC (December 2020-November 2021); Various Positions at Horizon Investments (2017-2020).	7	None
Matthew Chambers Year of Birth: 1976	Vice President, Chief Compliance Officer and Secretary; One Year Term of Office (since 2015)	General Counsel and Chief Compliance Officer of Horizon Investments, LLC, December 2014-present; Attorney, Kilpatrick Townsend & Stockton, 2008-2014	Not Applicable	Not Applicable
Steve Terry Year of Birth: 1980	Treasurer; One Year Term of Office (since October 2018)	Head of Finance and Business Systems of Horizon Investments, LLC, August 2016-present; Co-Founder, Catamaran Investment Partners, 2015-August 2016; Principal Intersection Partners, 2011-2015.	Not Applicable	Not Applicable

*	The address for each Trustee and officer is 6210 Ardrey Kell Road, Suite 300, Charlotte, North Carolina 28277.

**	Mr. Drahzal is considered an “interested person” of the Trust, as defined in the 1940 Act, because of his current position with the Adviser.

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available free of charge upon request by calling the Funds toll free at (866) 371-2399.

Horizon Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

May 31, 2022

Independent Trustees
Name, Address* and Year of Birth	Position/ Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
John W. Davidson Year of Birth: 1946	Trustee; Indefinite Term of Office (since 2015)	Creator, author and founder of John Davidson’s Economic Comments (2009-2018).	7	Trustee, AdvisorOne Funds (7 portfolios).
Todd W. Gaylord Year of Birth: 1975	Trustee; Indefinite Term of Office (since 2015)	Consultant (financial Services) since 2012; Owner, McCauley Street Partners, Inc. (real estate brokerage firm) (2009-2014); Vice President, Corporate Bond, Syndicated Loan, and Credit Default Swap Trader, Wachovia Securities (2005-2008).	7	None
Thomas W. Okel Year of Birth: 1962	Trustee; Indefinite Term of Office (since 2015)	Executive Director (2011-2019), Catawba Lands Conservancy; Global Head of Syndicated Capital Markets (1998-2010), Bank of America Merrill Lynch.	7

Trustee, Barings Funds Trust (8 portfolios); Trustee, Barings Global Short Duration High Yield Fund (1 portfolio). Trustee, Barings BDC, Inc. Trustee, Barings Private Investment Corporation. Trustee barings Captial Investment Corporation.

*	The address for each Trustee and officer is 6210 Ardrey Kell Road, Suite 300, Charlotte, North Carolina 28277.

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Investment Adviser
Horizon Investments, LLC
6210 Ardrey Kell Road, Suite 300
Charlotte, NC 28277

Distributor
Quasar Distributors, LLC
111 E. Kilbourn Ave, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Legal Counsel
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, NC 27101

How to Obtain Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling l-855-754-7932 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. Once filed, the Funds’ Part F of Form N-PORT is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling 1-855-754-7932.

(b)	Not applicable for this Registrant

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer have concluded, based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days prior to the filing date of this Form N-CSR, that the disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant in this Form N-CSR is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in this Form N-CSR is accumulated and communicated to the registrant's management, including the registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 1, 2018.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Horizon Funds

By (Signature and Title)*	/s/ John Drahzal
John Drahzal, President and Principal Executive Officer

Date:	8/8/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Drahzal
John Drahzal, President and Principal Executive Officer

Date:	8/8/2022

By (Signature and Title)*	/s/ Stephen Terry
Stephen Terry, Treasurer and Principal Financial Officer

Date:	8/8/2022

* Print the name and title of each signing officer under his or her signature.